UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: January 31

Date of reporting period: January 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	January 31, 2024

Franklin

Multi-Asset Allocation Funds

Franklin Multi-Asset Growth Fund

Franklin Multi-Asset Moderate Growth Fund

Franklin Multi-Asset Conservative Growth Fund

Franklin Multi-Asset Defensive Growth Fund

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.

You may access franklintempleton.com by scanning the code below.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Franklin Multi-Asset Allocation Funds

Franklin Multi-Asset Allocation Funds consist of four separate investment funds, each with its own investment objective and policies. Each Fund is a “fund of funds”, investing in other mutual funds and exchange-traded funds (“ETFs”), and is managed as an asset allocation program.

Each Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Franklin Multi-Asset Allocation Funds for the twelve-month reporting period ended January 31, 2024. Please read on for a detailed look at prevailing economic and market conditions during the Funds’ reporting period and to learn how those conditions have affected each Fund’s performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 29, 2024

II	Franklin Multi-Asset Allocation Funds

Funds overview

Franklin Multi-Asset Allocation Funds (the “Asset Allocation Funds”) consist of four portfolio investment options (the “Funds”), each of which is a “fund of funds” that invests in other mutual funds and exchange-traded funds (“ETFs”). The Asset Allocation Funds offer a mix of equity funds categorized according to average market capitalization (size), investing style (e.g., value, core or growth) and global exposure (e.g., U.S. and/or international stocks). The various options within the Asset Allocation Funds also offer a mix of bond asset classes, such as U.S. and foreign government debt, corporate bonds, high yield debt and emerging market debt — each of which carries a varying degree of risk/reward potential. Each Fund is managed as an asset allocation program and seeks to achieve its investment objective by allocating its assets among mutual funds and ETFs managed by the Funds’ manager, Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC, and its affiliates, including other Legg Mason and Franklin Templeton investment managers, and ETFs managed by unaffiliated investment advisers (“underlying funds”). When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Legg Mason and Franklin Templeton affiliated mutual funds and ETFs, provided that appropriate products are available.

Q. What were the overall market conditions during the Funds’ reporting period?

A. Global equities collectively advanced during the twelve-month reporting period ended January 31, 2024, delivering generally strong returns for the period. Early on, equities rose amid signs of economic resilience and investor optimism that the worldwide rate-hiking cycle might be approaching an end. That optimism subsided as financial markets experienced heightened volatility in March due to banking turmoil in the United States and Switzerland. However, equities continued to move higher as quick action by regulators eased banking concerns, many companies’ first-quarter earnings exceeded consensus estimates, and several central banks slowed or paused interest-rate hikes. Investor risk appetite soured in the third quarter as it became clearer that key central banks, like the U.S. Federal Reserve Board (the “Fed”) intended to keep rates higher for longer. Rising sovereign bond yields and energy prices, along with China’s property market crisis and Fitch Ratings’ downgrade of U.S. long-term debt, further weighed on equity markets. Late in 2023 and into January 2024, moderating inflation, encouraging economic data, and softening but solid employment figures in several regions, particularly in the United States, reinvigorated expectations for an economic soft landing, supporting risk appetite. As measured by MSCI indexes in U.S. dollar terms, developed market equities outperformed a global index for the period, while emerging market and frontier market equities lagged it. In terms of investment style, global growth stocks significantly outperformed global value stocks, which nonetheless posted strong gains for the period.

U.S. stocks moved higher during the first half of 2023, driven by better-than-expected corporate earnings reports, the suspension of the debt ceiling, subsiding concerns about U.S. regional banks, resilient economic growth, and hopes for an end to the Fed’s campaign of interest-rate hikes. In addition, investor enthusiasm for artificial intelligence bolstered technology-related stocks. The equity rally stumbled in the third quarter of 2023, and U.S. equity markets moved lower, after Fitch Ratings downgraded the country’s credit rating to AA+ from AAA in early August. During the fourth quarter of 2023 and into January 2024, equities moved higher as moderating inflation and a softening but resilient job market inspired optimism that the Fed had concluded its rate-hiking cycle and was positioned to maneuver the U.S. economy into a soft landing.

Yields on short-term U.S. Treasury (“UST”) bills and long-term UST bonds rose during 2023, while yields on UST notes fell or finished the year flat. Late in 2023, there was significant volatility in the UST market. Yields peaked in mid-October with the yield on the benchmark 10-year UST note reaching 5.00% intraday. However, a dovish Fed tilt led to a yield decline on most UST maturities, and the yield on the benchmark 10-year UST note finished 2023 where it started, at 3.88%. In January 2024, UST yield moves were mixed across the curve, generally falling for shorter-term maturities but moving higher for longer maturities. The UST yield curve remained inverted.

U.S. and international benchmark crude oil prices experienced the biggest annual decline since 2020 in calendar year 2023, despite global demand rising to record levels. Occasional war-related “uncertainty” premiums and production curbs set by OPEC+ (Organization of the Petroleum Exporting Countries and oil-producing allies) failed to consistently propel prices higher. Rising production from nations outside the cartel and concerns about slowing demand growth also affected prices. In January 2024, prices moved higher mainly due to the risk premium associated with the Israel-Hamas conflict and shipping delays as tankers diverted around the Red Sea, a major global oil transportation route, to avoid attacks by Iran-backed Houthi rebels.

Q. How did we respond to these changing market conditions?

A. For all four Funds, we employ a tactical strategy, based on both quantitative and qualitative inputs, that over- and underweights certain allocations in the Funds in response to various market, economic and valuation conditions. These tactical views are updated on a monthly basis. At the beginning of the reporting period, we were overweight in fixed income versus equities, and we subsequently increased our equity underweight and increased our cash position at the end of March due to the bank lending crisis. At the end of July, the Funds’ portfolios added back to equities from cash but remained underweight equities and overweight fixed income as leading indicators were stabilizing, disinflation appeared in many regions, and earnings season fared better than expected, balanced with poor

Franklin Multi-Asset Allocation Funds 2024 Annual Report	1

Funds overview (cont’d)

sentiment. At the end of October, we sold fixed income and bought equity to bring our Funds’ portfolios back to a neutral allocation as the growth backdrop continued to prove resilient and a recent 10% correction in the MSCI All Country World Indexi provided a prudent point to re-enter the equity market. At the end of November, we went overweight equities and underweight fixed income as we believed the November equity rally would continue as our strongest conviction leading indicators showed.

Franklin Multi-Asset Growth Fund

The Fund seeks capital appreciation. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under normal market conditions, the portfolio managers will allocate between 70% to 100% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 0% to 30% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. For underlying funds that invest in both equity and fixed income securities, and/or invest in alternative investments, the Fund’s portfolio managers will make a reasonable determination to assign such underlying fund, or a percentage of such underlying fund, to the equity or fixed income asset class depending upon the underlying fund’s overall asset class exposures and/or volatility profile. The underlying fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the twelve months ended January 31, 2024, Class A shares of Franklin Multi-Asset Growth Fund, excluding sales charges, returned 11.72%. The Fund’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Indexii, the Russell 3000 Indexiii and the Growth Composite Benchmarkiv, returned 2.10%, 19.15% and 12.25%, respectively, for the same period.

Performance Snapshot as of January 31, 2024 (unaudited)
(excluding sales charges)	6 months	12 months
Franklin Multi-Asset Growth Fund:
Class A	4.21%	11.72%
Class C	3.78%	10.90%
Class R	4.00%	11.31%
Class I	4.27%	12.04%
Bloomberg U.S. Aggregate Index	3.15%	2.10%
Russell 3000 Index	5.83%	19.15%
Growth Composite Benchmark	3.75%	12.25%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason and Franklin Templeton affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated May 31, 2023, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.20%, 1.93%, 1.53% and 0.91%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

†

Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the Financial Highlights, which reflect the Fund’s operating expenses and do not include acquired fund fees and expenses.

2	Franklin Multi-Asset Allocation Funds 2024 Annual Report

Franklin Multi-Asset Moderate Growth Fund

The Fund seeks long-term growth of capital. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under normal market conditions, the portfolio managers will allocate between 55% to 85% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 15% to 45% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. For underlying funds that invest in both equity and fixed income securities, and/or invest in alternative investments, the Fund’s portfolio managers will make a reasonable determination to assign such underlying fund, or a percentage of such underlying fund, to the equity or fixed income asset class depending upon the underlying fund’s overall asset class exposures and/or volatility profile. The underlying fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the twelve months ended January 31, 2024, Class A shares of Franklin Multi-Asset Moderate Growth Fund, excluding sales charges, returned 10.52%. The Fund’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Index, the Russell 3000 Index and the Moderate Growth Composite Benchmarkv, returned 2.10%, 19.15% and 10.91%, respectively, for the same period.

Performance Snapshot as of January 31, 2024 (unaudited)
(excluding sales charges)	6 months	12 months
Franklin Multi-Asset Moderate Growth Fund:
Class A	3.98%	10.52%
Class C	3.60%	9.74%
Class R	3.76%	10.12%
Class I	4.18%	10.88%
Bloomberg U.S. Aggregate Index	3.15%	2.10%
Russell 3000 Index	5.83%	19.15%
Moderate Growth Composite Benchmark	3.86%	10.91%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason and Franklin Templeton affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated May 31, 2023, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.20%, 1.94%, 2.04% and 0.86%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) for each

†

Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the Financial Highlights, which reflect the Fund’s operating expenses and do not include acquired fund fees and expenses.

Franklin Multi-Asset Allocation Funds 2024 Annual Report	3

Funds overview (cont’d)

class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

4	Franklin Multi-Asset Allocation Funds 2024 Annual Report

Franklin Multi-Asset Conservative Growth Fund

The Fund seeks balance of growth of capital and income. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under normal market conditions, the portfolio managers will allocate between 35% to 65% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 35% to 65% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. For underlying funds that invest in both equity and fixed income securities, and/or invest in alternative investments, the Fund’s portfolio managers will make a reasonable determination to assign such underlying fund, or a percentage of such underlying fund, to the equity or fixed income asset class depending upon the underlying fund’s overall asset class exposures and/or volatility profile. The underlying fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the twelve months ended January 31, 2024, Class A shares of Franklin Multi-Asset Conservative Growth Fund, excluding sales charges, returned 8.15%. The Fund’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Conservative Growth Composite Benchmarkvi, returned 2.10%, 20.23% and 8.48%, respectively, for the same period.

Performance Snapshot as of January 31, 2024 (unaudited)
(excluding sales charges)	6 months	12 months
Franklin Multi-Asset Conservative Growth Fund:
Class A	3.55%	8.15%
Class C	3.26%	7.42%
Class R	3.37%	7.80%
Class I	3.78%	8.50%
Bloomberg U.S. Aggregate Index	3.15%	2.10%
Russell 1000 Index	6.30%	20.23%
Conservative Growth Composite Benchmark	3.70%	8.48%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason and Franklin Templeton affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated May 31, 2023, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.18%, 1.98%, 1.58% and 0.87%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) for each

†

Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the Financial Highlights, which reflect the Fund’s operating expenses and do not include acquired fund fees and expenses.

Franklin Multi-Asset Allocation Funds 2024 Annual Report	5

Funds overview (cont’d)

class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

6	Franklin Multi-Asset Allocation Funds 2024 Annual Report

Franklin Multi-Asset Defensive Growth Fund

The Fund seeks income as a primary objective and long-term growth of capital as a secondary objective. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under normal market conditions, the portfolio managers will allocate between 15% to 45% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 55% to 85% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. For underlying funds that invest in both equity and fixed income securities, and/or invest in alternative investments, the Fund’s portfolio managers will make a reasonable determination to assign such underlying fund, or a percentage of such underlying fund, to the equity or fixed income asset class depending upon the underlying fund’s overall asset class exposures and/or volatility profile. The underlying fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the twelve months ended January 31, 2024, Class A shares of Franklin Multi-Asset Defensive Growth Fund, excluding sales charges, returned 5.77%. The Fund’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Defensive Growth Composite Benchmarkvii, returned 2.10%, 20.23% and 6.37%, respectively, for the same period.

Performance Snapshot as of January 31, 2024 (unaudited)
(excluding sales charges)	6 months	12 months
Franklin Multi-Asset Defensive Growth Fund:
Class A	3.05%	5.77%
Class C	2.70%	4.95%
Class C1[1]	2.95%	5.27%[2]
Class R	3.03%	5.47%
Class I	3.32%	6.13%
Bloomberg U.S. Aggregate Index	3.15%	2.10%
Russell 1000 Index	6.30%	20.23%
Defensive Growth Composite Benchmark	3.69%	6.37%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include salescharges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason and Franklin Templeton affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges, if any.

[2]

Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at January 31, 2024 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.

Franklin Multi-Asset Allocation Funds 2024 Annual Report	7

Funds overview (cont’d)

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated May 31, 2023, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class R and Class I shares were 1.26%, 2.00%, 2.75%, 1.57% and 0.97%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 1.25% for Class C1 shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’s total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Q. What were the leading contributors to performance?

A. Taking into account the underlying funds’ returns and their weightings within the Funds’ portfolios, the top contributor to absolute performance came from U.S. large cap equities, followed by international equities, with stronger returns than other asset classes.

Asset allocation effects contributed to relative performance, thanks to underweights to U.S. small cap equities and U.S. fixed income and an overweight to U.S. large cap equities.

Relative to their specific benchmarks, the leading contributors at the manager level were the ClearBridge Large Cap Growth Fund, the Franklin U.S. Large Cap Equity Fund and the Franklin Growth Fund.

Q. What were the leading detractors from performance?

A. The leading detractor from absolute performance for the reporting period was the exposure to U.S. small cap equities, emerging markets equities and U.S. fixed income, which underperformed other asset classes.

From an asset allocation perspective, an allocation to a strategy with a real return objective was the primary detractor from relative return. From a sub-asset class perspective, exposure to value equity strategies within U.S. equities and including an emerging market strategy in the international equity allocation were also detractors.

At the underlying manager level and relative to their specific benchmarks, the leading detractors were the Franklin Global Dividend Fund and the Martin Currie Emerging Markets Fund. The BrandywineGLOBAL — Dynamic US Large Cap Value ETF and the ClearBridge Small Cap Growth Fund were more modest detractors.

Q. Were there any significant changes to the Funds during the reporting period?

A. There were no significant changes to the Funds during the reporting period.

Thank you for your investment in the Franklin Multi-Asset Allocation Funds. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Funds’ investment goals.

Sincerely,

Franklin Advisers, Inc.

February 13, 2024

RISKS: Equity securities are subject to market and price fluctuations. Fixed income securities are subject to interest rate, credit, inflation, and reinvestment risks. International investments are subject to certain risks of overseas investing including currency fluctuations, social, economic and political uncertainties, which could increase volatility; these risks are heightened for investments in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than an investment in larger, more established

†

Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the Financial Highlights, which reflect the Fund’s operating expenses and do not include acquired fund fees and expenses.

8	Franklin Multi-Asset Allocation Funds 2024 Annual Report

companies. As interest rates rise, the value of fixed income securities falls. High yield (“junk”) bonds are lower-rated issues and possess greater price volatility, illiquidity, and possibility of default than higher-rated, investment grade bonds.

Each Fund is a fund of funds – it invests primarily in other funds – and is subject to the risks of the underlying funds in which it invests. There are additional risks and other expenses associated with investing in other mutual funds and ETFs, rather than directly in portfolio securities. In addition to the Funds operating expenses, shareholders will indirectly bear the operating expenses of the underlying funds in which each Fund invests. The Funds pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, each Fund indirectly bears its pro rata share of the fees and expenses incurred by the underlying funds it invests in, including management fees and other expenses. These expenses are in addition to the expenses that each Fund bears directly in connection with its own operation. Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Also, the portfolio managers may invest in underlying funds that have a limited performance history.

Because these Funds have exposure to both stocks and bonds through the underlying funds in which they invest, the Funds may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. This may lead to the distribution of higher capital gains to shareholders, increasing their tax liability. Certain of the underlying funds may sell securities short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see each Fund’s prospectus for a more complete discussion of these and other risks and the Funds’ investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]

The MSCI All Country World Index (“MSCI ACWI”) is a market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

ii

The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

iii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.
iv

The Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 Index represents approximately 93% of the Russell 3000 Index. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

[v]

The Moderate Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index.

vi

The Conservative Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg U.S. Aggregate Index and 7% Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index.

vii

The Defensive Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg U.S. Aggregate Index and 10% Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index.

Franklin Multi-Asset Allocation Funds 2024 Annual Report	9

Funds at a glance (unaudited)

Franklin Multi-Asset Growth Fund Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of January 31, 2024 and January 31, 2023. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

10	Franklin Multi-Asset Allocation Funds 2024 Annual Report

Franklin Multi-Asset Moderate Growth Fund Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of January 31, 2024 and January 31, 2023. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Franklin Multi-Asset Allocation Funds 2024 Annual Report	11

Funds at a glance (unaudited) (cont’d)

Franklin Multi-Asset Conservative Growth Fund Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of January 31, 2024 and January 31, 2023. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

12	Franklin Multi-Asset Allocation Funds 2024 Annual Report

Franklin Multi-Asset Defensive Growth Fund Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of January 31, 2024 and January 31, 2023. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Franklin Multi-Asset Allocation Funds 2024 Annual Report	13

Funds expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2023 and held for the six months ended January 31, 2024.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Multi-Asset Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Multi-Asset Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	4.21%	$1,000.00	$1,042.10	0.41%	$2.11	Class A	5.00%	$1,000.00	$1,023.14	0.41%	$2.09
Class C	3.78	1,000.00	1,037.80	1.10	5.65	Class C	5.00	1,000.00	1,019.66	1.10	5.60
Class R	4.00	1,000.00	1,040.00	0.76	3.91	Class R	5.00	1,000.00	1,021.37	0.76	3.87
Class I	4.27	1,000.00	1,042.70	0.17	0.88	Class I	5.00	1,000.00	1,024.35	0.17	0.87

[1]	For the six months ended January 31, 2024.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

14	Franklin Multi-Asset Allocation Funds 2024 Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2023 and held for the six months ended January 31, 2024.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Multi-Asset Moderate Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Multi-Asset Moderate Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	3.98%	$1,000.00	$1,039.80	0.42%	$2.16	Class A	5.00%	$1,000.00	$1,023.09	0.42%	$2.14
Class C	3.60	1,000.00	1,036.00	1.11	5.70	Class C	5.00	1,000.00	1,019.61	1.11	5.65
Class R	3.76	1,000.00	1,037.60	0.80	4.11	Class R	5.00	1,000.00	1,021.17	0.80	4.08
Class I	4.18	1,000.00	1,041.80	0.12	0.62	Class I	5.00	1,000.00	1,024.60	0.12	0.61

[1]	For the six months ended January 31, 2024.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Franklin Multi-Asset Allocation Funds 2024 Annual Report	15

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2023 and held for the six months ended January 31, 2024.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Multi-Asset Conservative Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Multi-Asset Conservative Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	3.55%	$1,000.00	$1,035.50	0.43%	$2.21	Class A	5.00%	$1,000.00	$1,023.04	0.43%	$2.19
Class C	3.26	1,000.00	1,032.60	1.13	5.79	Class C	5.00	1,000.00	1,019.51	1.13	5.75
Class R	3.37	1,000.00	1,033.70	0.83	4.25	Class R	5.00	1,000.00	1,021.02	0.83	4.23
Class I	3.78	1,000.00	1,037.80	0.14	0.72	Class I	5.00	1,000.00	1,024.50	0.14	0.71

[1]	For the six months ended January 31, 2024.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

16	Franklin Multi-Asset Allocation Funds 2024 Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2023 and held for the six months ended January 31, 2024.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Multi-Asset Defensive Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Multi-Asset Defensive Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	3.05%	$1,000.00	$1,030.50	0.56%	$2.87	Class A	5.00%	$1,000.00	$1,022.38	0.56%	$2.85
Class C	2.70	1,000.00	1,027.00	1.38	7.05	Class C	5.00	1,000.00	1,018.25	1.38	7.02
Class C1	2.95	1,000.00	1,029.50	1.25	6.39	Class C1	5.00	1,000.00	1,018.90	1.25	6.36
Class R	3.03	1,000.00	1,030.30	0.80	4.09	Class R	5.00	1,000.00	1,021.17	0.80	4.08
Class I	3.32	1,000.00	1,033.20	0.25	1.28	Class I	5.00	1,000.00	1,023.95	0.25	1.28

[1]	For the six months ended January 31, 2024.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Franklin Multi-Asset Allocation Funds 2024 Annual Report	17

Funds performance (unaudited)

Franklin Multi-Asset Growth Fund

Average annual total returns
Without sales charges[1]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/24	11.72%	10.90%	11.31%	12.04%
Five Years Ended 1/31/24	7.88	7.12	7.52	8.18
Ten Years Ended 1/31/24	6.46	5.73	N/A	6.77
Inception* through 1/31/24	—	—	5.77	—

With sales charges[2]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/24	5.55%	9.90%	11.31%	12.04%
Five Years Ended 1/31/24	6.62	7.12	7.52	8.18
Ten Years Ended 1/31/24	5.83	5.73	N/A	6.77
Inception* through 1/31/24	—	—	5.77	—

Cumulative total returns

Without sales charges[1]
Class A (1/31/14 through 1/31/24)	87.06%
Class C (1/31/14 through 1/31/24)	74.64
Class R (Inception date of 6/2/14 through 1/31/24)	72.06
Class I (1/31/14 through 1/31/24)	92.47

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75% on purchases made prior to August 15, 2022. Purchases made on or after August 15, 2022 incur a maximum initial sales charge of 5.50%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception dates for Class A, C, R and I shares are February 5, 1996, February 5, 1996, June 2, 2014 and December 16, 2008, respectively.

18	Franklin Multi-Asset Allocation Funds 2024 Annual Report

Franklin Multi-Asset Growth Fund

Historical performance

Value of $10,000 invested in

Class A and C Shares of Franklin Multi-Asset Growth Fund vs. Benchmark Indices† — January 2014 - January 2024

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class A and C shares of Franklin Multi-Asset Growth Fund on January 31, 2014, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2024. Effective August 15, 2022, the maximum initial sales charge was reduced to 5.50% for Class A shares. Returns based on an initial investment made prior to August 15, 2022 have not been restated to reflect the new maximum initial sales charge.

The hypothetical illustration also assumes a $10,000 investment in the Bloomberg U.S. Aggregate Index, Russell 3000 Index, and the Growth Composite Benchmark (together, the “Indices”). The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 93% of the Russell 3000 Index. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE

Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class A and C shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 85%.

Franklin Multi-Asset Allocation Funds 2024 Annual Report	19

Funds performance (unaudited) (cont’d)

Franklin Multi-Asset Moderate Growth Fund

Average annual total returns
Without sales charges[1]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/24	10.52%	9.74%	10.12%	10.88%
Five Years Ended 1/31/24	7.02	6.26	6.64	7.36
Ten Years Ended 1/31/24	6.06	5.32	N/A	6.39
Inception* through 1/31/24	—	—	5.35	—

With sales charges[2]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/24	4.43%	8.74%	10.12%	10.88%
Five Years Ended 1/31/24	5.75	6.26	6.64	7.36
Ten Years Ended 1/31/24	5.44	5.32	N/A	6.39
Inception* through 1/31/24	—	—	5.35	—

Cumulative total returns

Without sales charges[1]
Class A (1/31/14 through 1/31/24)	80.12%
Class C (1/31/14 through 1/31/24)	67.91
Class R (Inception date of 6/2/14 through 1/31/24)	65.53
Class I (1/31/14 through 1/31/24)	85.72

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75% on purchases made prior to August 15, 2022. Purchases made on or after August 15, 2022 incur a maximum initial sales charge of 5.50%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception dates for Class A, C, R and I shares are February 5, 1996, February 5, 1996, June 2, 2014 and October 2, 2007, respectively.

20	Franklin Multi-Asset Allocation Funds 2024 Annual Report

Franklin Multi-Asset Moderate Growth Fund

Historical performance

Value of $10,000 invested in

Class A and C Shares of Franklin Multi-Asset Moderate Growth Fund vs. Benchmark Indices† — January 2014 - January 2024

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class A and C shares of Franklin Multi-Asset Moderate Growth Fund on January 31, 2014, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2024. Effective August 15, 2022, the maximum initial sales charge was reduced to 5.50% for Class A shares. Returns based on an initial investment made prior to August 15, 2022 have not been restated to reflect the new maximum initial sales charge. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg U.S. Aggregate Index, Russell 3000 Index, and the Moderate Growth Composite Benchmark (together, the “Indices”). The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Moderate Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 93% of the Russell 3000 Index. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class A and C shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 70%.

Franklin Multi-Asset Allocation Funds 2024 Annual Report	21

Funds performance (unaudited) (cont’d)

Franklin Multi-Asset Conservative Growth Fund

Average annual total returns
Without sales charges[1]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/24	8.15%	7.42%	7.80%	8.50%
Five Years Ended 1/31/24	5.56	4.80	5.20	5.88
Ten Years Ended 1/31/24	5.12	4.36	N/A	N/A
Inception* through 1/31/24	—	—	4.47	5.01

With sales charges[2]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/24	2.24%	6.42%	7.80%	8.50%
Five Years Ended 1/31/24	4.31	4.80	5.20	5.88
Ten Years Ended 1/31/24	4.49	4.36	N/A	N/A
Inception* through 1/31/24	—	—	4.47	5.01

Cumulative total returns
Without sales charges[1]
Class A (1/31/14 through 1/31/24)	64.74%
Class C (1/31/14 through 1/31/24)	53.25
Class R (Inception date of 6/2/14 through 1/31/24)	52.55
Class I (Inception date of 7/25/14 through 1/31/24)	59.24

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75% on purchases made prior to August 15, 2022. Purchases made on or after August 15, 2022 incur a maximum initial sales charge of 5.50%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception dates for Class A, C, R and I shares are February 5, 1996, February 5, 1996, June 2, 2014 and July 25, 2014 (re-inception), respectively.

22	Franklin Multi-Asset Allocation Funds 2024 Annual Report

Franklin Multi-Asset Conservative Growth Fund

Historical performance

Value of $10,000 invested in

Class A and C Shares of Franklin Multi-Asset Conservative Growth Fund vs. Benchmark Indices† — January 2014 - January 2024

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class A and C shares of Franklin Multi-Asset Conservative Growth Fund on January 31, 2014, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2024. Effective August 15, 2022, the maximum initial sales charge was reduced to 5.50% for Class A shares. Returns based on an initial investment made prior to August 15, 2022 have not been restated to reflect the new maximum initial sales charge. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg U.S. Aggregate Index, Russell 1000 Index, and the Conservative Growth Composite Benchmark (together, the “Indices”). The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 93% of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Conservative Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg U.S. Aggregate Index and 7% Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class A and C shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 50%.

Franklin Multi-Asset Allocation Funds 2024 Annual Report	23

Funds performance (unaudited) (cont’d)

Franklin Multi-Asset Defensive Growth Fund

Average annual total returns
Without sales charges[1]	Class A	Class C	Class C1	Class R	Class I
Twelve Months Ended 1/31/24	5.77%	4.95%	5.27%[2]	5.47%	6.13%
Five Years Ended 1/31/24	3.70	2.94	3.10	3.45	4.01
Ten Years Ended 1/31/24	3.83	3.07	3.27	N/A	4.12
Inception* through 1/31/24	—	—	—	3.23	—

With sales charges[3]	Class A	Class C	Class C1	Class R	Class I
Twelve Months Ended 1/31/24	1.79%	3.95%	4.27%[2]	5.47%	6.13%
Five Years Ended 1/31/24	2.80	2.94	3.10	3.45	4.01
Ten Years Ended 1/31/24	3.37	3.07	3.27	N/A	4.12
Inception* through 1/31/24	—	—	—	3.23	—

Cumulative total returns
Without sales charges[1]
Class A (1/31/14 through 1/31/24)	45.58%
Class C (1/31/14 through 1/31/24)	35.34
Class C1 (1/31/14 through 1/31/24)	38.00
Class R (Inception date of 6/2/14 through 1/31/24)	35.96
Class I (1/31/14 through 1/31/24)	49.78

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares.

[2]

Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at January 31, 2024 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.

[3]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.25% on purchases made prior to August 15, 2022. Purchases made on or after August 15, 2022 incur a maximum initial sales charge of 3.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception dates for Class A, C, C1, R and I shares are February 5, 1996, August 1, 2012, February 5, 1996, June 2, 2014 and March 15, 2012, respectively.

24	Franklin Multi-Asset Allocation Funds 2024 Annual Report

Franklin Multi-Asset Defensive Growth Fund

Historical performance

Value of $10,000 invested in

Class A and C1 Shares of Franklin Multi-Asset Defensive Growth Fund vs. Benchmark Indices† — January 2014 - January 2024

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class A and C1 shares of Franklin Multi-Asset Defensive Growth Fund on January 31, 2014, assuming the deduction of the maximum initial sales charge of 4.25% on purchases made prior to August 15, 2022. Purchases made on or after August 15, 2022 incur a maximum initial sales charge of 3.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2024. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg U.S. Aggregate Index, Russell 1000 Index, and the Defensive Growth Composite Benchmark (together, the “Indices”). The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 93% of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Defensive Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg U.S. Aggregate Index and 10% Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class A and C1 shares’ performance indicated on this chart, depending on whether greater or less sales charges and fees were incurred by shareholders investing in the other classes.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 30%.

Franklin Multi-Asset Allocation Funds 2024 Annual Report	25

Schedules of investments

January 31, 2024

Franklin Multi-Asset Growth Fund

(Percentages shown based on Fund net assets)

Description		Shares	Value
Investments in Underlying Funds(a) — 99.7%
Domestic Equity — 63.2%
Franklin Custodian Funds — Franklin Growth Fund, Class R6 Shares		599,942	$75,718,645
Franklin Templeton ETF Trust — BrandywineGLOBAL — Dynamic US Large Cap Value ETF		2,294,143	28,447,832
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		3,354,879	63,843,336
ClearBridge Small Cap Fund, Class IS Shares		233,153	15,050,023
Franklin U.S. Small Cap Equity Fund, Class IS Shares		950,663	11,845,256
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		3,444,371	108,807,692
ClearBridge Large Cap Growth Fund, Class IS Shares		1,060,119	67,826,434
ClearBridge Small Cap Growth Fund, Class IS Shares		503,701	19,619,169
Franklin U.S. Large Cap Equity Fund, Class IS Shares		5,295,177	105,479,923
Total Domestic Equity			496,638,310
Foreign Equity — 27.0%
Franklin Templeton ETF Trust — Franklin Systematic Style Premia ETF		265,303	6,025,031
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		544,638	33,544,274
Franklin International Equity Fund, Class IS Shares		3,533,233	61,725,583
Martin Currie Emerging Markets Fund, Class IS Shares		3,442,497	39,967,388
Legg Mason Partners Investment Trust — Franklin Global Dividend Fund, Class IS Shares		5,079,838	70,355,754
Total Foreign Equity			211,618,030
Hybrid — 5.9%
Legg Mason Global Asset Management Trust — Franklin Strategic Real Return Fund, Class IS Shares		4,882,988	46,339,552
Domestic Fixed Income — 2.9%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,456,937	15,647,510
Western Asset Core Plus Bond Fund, Class IS Shares		774,642	7,335,857
Total Domestic Fixed Income			22,983,367
Foreign Fixed Income — 0.7%
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		502,535	5,774,127
Total Investments in Underlying Funds before Short-Term Investments (Cost — $646,012,768)			783,353,386

	Rate
Short-Term Investments — 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $2,682,518)	5.238%	2,682,518	2,682,518	(b)
Total Investments — 100.1% (Cost — $648,695,286)			786,035,904
Liabilities in Excess of Other Assets — (0.1)%			(586,156)
Total Net Assets — 100.0%			$785,449,748

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

26	Franklin Multi-Asset Allocation Funds 2024 Annual Report

Franklin Multi-Asset Moderate Growth Fund

(Percentages shown based on Fund net assets)

Description		Shares	Value
Investments in Underlying Funds(a) — 99.7%
Domestic Equity — 56.5%
Franklin Custodian Funds — Franklin Growth Fund, Class R6 Shares		323,425	$40,819,531
Franklin Templeton ETF Trust — BrandywineGLOBAL — Dynamic US Large Cap Value ETF		1,236,690	15,335,203
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		1,808,877	34,422,929
ClearBridge Small Cap Fund, Class IS Shares		125,696	8,113,688
Franklin U.S. Small Cap Equity Fund, Class IS Shares		512,783	6,389,275
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		1,856,770	58,655,372
ClearBridge Large Cap Growth Fund, Class IS Shares		571,586	36,570,040
ClearBridge Small Cap Growth Fund, Class IS Shares		271,398	10,570,934
Franklin U.S. Large Cap Equity Fund, Class IS Shares		2,854,081	56,853,290
Total Domestic Equity			267,730,262
Foreign Equity — 24.6%
Franklin Templeton ETF Trust — Franklin Systematic Style Premia ETF		317,567	7,211,947
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		290,046	17,863,913
Franklin International Equity Fund, Class IS Shares		1,839,572	32,137,331
Martin Currie Emerging Markets Fund, Class IS Shares		1,849,187	21,469,062
Legg Mason Partners Investment Trust — Franklin Global Dividend Fund, Class IS Shares		2,728,930	37,795,675
Total Foreign Equity			116,477,928
Domestic Fixed Income — 10.9%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		3,238,570	34,782,236
Western Asset Core Plus Bond Fund, Class IS Shares		1,661,576	15,735,127
Western Asset High Yield Fund, Class IS Shares		201,133	1,393,851
Total Domestic Fixed Income			51,911,214
Hybrid — 5.9%
Legg Mason Global Asset Management Trust — Franklin Strategic Real Return Fund, Class IS Shares		2,951,107	28,006,005
Foreign Fixed Income — 1.8%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares		176,430	1,570,223
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		607,415	6,979,201
Total Foreign Fixed Income			8,549,424
Total Investments in Underlying Funds before Short-Term Investments (Cost — $402,603,458)			472,674,833

	Rate
Short-Term Investments — 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $1,851,448)	5.238%	1,851,448	1,851,448	(b)
Total Investments — 100.1% (Cost — $404,454,906)			474,526,281
Liabilities in Excess of Other Assets — (0.1)%			(314,088)
Total Net Assets — 100.0%			$474,212,193

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Annual Report	27

Schedules of investments (cont’d)

January 31, 2024

Franklin Multi-Asset Moderate Growth Fund

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

28	Franklin Multi-Asset Allocation Funds 2024 Annual Report

Franklin Multi-Asset Moderate Growth Fund

(Percentages shown based on Fund net assets)

Description		Shares	Value
Investments in Underlying Funds(a) — 99.7%
Domestic Equity — 42.9%
Franklin Custodian Funds — Franklin Growth Fund, Class R6 Shares		146,298	$18,464,297
Franklin Templeton ETF Trust — BrandywineGLOBAL — Dynamic US Large Cap Value ETF		559,352	6,936,077
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		818,030	15,567,111
ClearBridge Small Cap Fund, Class IS Shares		56,891	3,672,335
Franklin U.S. Small Cap Equity Fund, Class IS Shares		232,025	2,891,036
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		839,811	26,529,627
ClearBridge Large Cap Growth Fund, Class IS Shares		258,550	16,542,006
ClearBridge Small Cap Growth Fund, Class IS Shares		122,759	4,781,472
Franklin U.S. Large Cap Equity Fund, Class IS Shares		1,290,913	25,714,975
Total Domestic Equity			121,098,936
Domestic Fixed Income — 24.6%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		4,080,967	43,829,583
Western Asset Core Plus Bond Fund, Class IS Shares		2,428,401	22,996,961
Western Asset High Yield Fund, Class IS Shares		361,612	2,505,969
Total Domestic Fixed Income			69,332,513
Foreign Equity — 19.8%
Franklin Templeton ETF Trust — Franklin Systematic Style Premia ETF		377,627	8,575,909
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		126,215	7,773,555
Franklin International Equity Fund, Class IS Shares		745,565	13,025,027
Martin Currie Emerging Markets Fund, Class IS Shares		827,728	9,609,925
Legg Mason Partners Investment Trust — Franklin Global Dividend Fund, Class IS Shares		1,221,561	16,918,619
Total Foreign Equity			55,903,035
Foreign Fixed Income — 6.5%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares		1,102,015	9,807,938
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		725,084	8,331,214
Total Foreign Fixed Income			18,139,152
Hybrid — 5.9%
Legg Mason Global Asset Management Trust — Franklin Strategic Real Return Fund, Class IS Shares		1,761,365	16,715,352
Total Investments in Underlying Funds before Short-Term Investments (Cost — $248,614,452)			281,188,988

	Rate
Short-Term Investments — 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $1,164,054)	5.238%	1,164,054	1,164,054	(b)
Total Investments — 100.1% (Cost — $249,778,506)			282,353,042
Liabilities in Excess of Other Assets — (0.1)%			(237,997)
Total Net Assets — 100.0%			$282,115,045

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Annual Report	29

Schedules of investments (cont’d)

January 31, 2024

Franklin Multi-Asset Moderate Growth Fund

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

30	Franklin Multi-Asset Allocation Funds 2024 Annual Report

Franklin Multi-Asset Defensive Growth Fund

(Percentages shown based on Fund net assets)

Description		Shares	Value
Investments in Underlying Funds(a) — 99.7%
Domestic Fixed Income — 38.2%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,355,407	$25,297,071
Western Asset Core Plus Bond Fund, Class IS Shares		1,469,215	13,913,471
Western Asset High Yield Fund, Class IS Shares		229,169	1,588,141
Total Domestic Fixed Income			40,798,683
Domestic Equity — 29.3%
Franklin Custodian Funds — Franklin Growth Fund, Class R6 Shares		37,826	4,773,938
Franklin Templeton ETF Trust — BrandywineGLOBAL — Dynamic US Large Cap Value ETF		144,582	1,792,846
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		211,432	4,023,555
ClearBridge Small Cap Fund, Class IS Shares		14,706	949,293
Franklin U.S. Small Cap Equity Fund, Class IS Shares		59,967	747,183
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		217,070	6,857,236
ClearBridge Large Cap Growth Fund, Class IS Shares		66,828	4,275,673
ClearBridge Small Cap Growth Fund, Class IS Shares		31,777	1,237,723
Franklin U.S. Large Cap Equity Fund, Class IS Shares		333,664	6,646,580
Total Domestic Equity			31,304,027
Foreign Equity — 15.0%
Franklin Templeton ETF Trust — Franklin Systematic Style Premia ETF		213,146	4,840,546
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		29,843	1,838,059
Franklin International Equity Fund, Class IS Shares		150,405	2,627,574
Martin Currie Emerging Markets Fund, Class IS Shares		209,603	2,433,488
Legg Mason Partners Investment Trust — Franklin Global Dividend Fund, Class IS Shares		309,380	4,284,909
Total Foreign Equity			16,024,576
Foreign Fixed Income — 11.2%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares		814,037	7,244,928
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		413,181	4,747,452
Total Foreign Fixed Income			11,992,380
Hybrid — 6.0%
Legg Mason Global Asset Management Trust — Franklin Strategic Real Return Fund, Class IS Shares		669,131	6,350,051
Total Investments in Underlying Funds before Short-Term Investments (Cost — $98,775,291)			106,469,717

	Rate
Short-Term Investments — 0.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $302,239)	5.238%	302,239	302,239	(b)
Total Investments — 100.0% (Cost — $99,077,530)			106,771,956
Liabilities in Excess of Other Assets — (0.0)%††			(39,945)
Total Net Assets — 100.0%			$106,732,011

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Annual Report	31

Schedules of investments (cont’d)

January 31, 2024

Franklin Multi-Asset Defensive Growth Fund

††	Represents less than 0.1%.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 8).

(b)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

32	Franklin Multi-Asset Allocation Funds 2024 Annual Report

Statements of assets and liabilities

January 31, 2024

	Franklin Multi-Asset Growth Fund	Franklin Multi-Asset Moderate Growth Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$646,012,768	$402,603,458
Short-term investments, at cost	2,682,518	1,851,448
Investments in affiliated Underlying Funds, at value	$783,353,386	$472,674,833
Short-term investments, at value	2,682,518	1,851,448
Receivable for securities sold	4,018,615	4,787,498
Receivable for Fund shares sold	111,067	131,343
Distributions receivable from affiliated Underlying Funds	94,199	197,520
Distributions receivable from unaffiliated Underlying Funds	10,973	6,053
Receivable from investment manager	—	176
Prepaid expenses	7,034	5,418
Total Assets	790,277,792	479,654,289

Liabilities:
Payable for investments in affiliated Underlying Funds	4,166,808	5,050,988
Payable for Fund shares repurchased	257,511	133,918
Service and/or distribution fees payable	166,224	99,901
Trustees’ fees payable	6,274	3,924
Accrued expenses	231,227	153,365
Total Liabilities	4,828,044	5,442,096
Total Net Assets	$785,449,748	$474,212,193

Net Assets:
Par value (Note 7)	$488	$304
Paid-in capital in excess of par value	650,639,035	406,524,472
Total distributable earnings (loss)	134,810,225	67,687,417
Total Net Assets	$785,449,748	$474,212,193

Net Assets:
Class A	$778,663,942	$467,076,871
Class C	$2,397,973	$1,639,900
Class R	$98,070	$168,638
Class I	$4,289,763	$5,326,784

Shares Outstanding:
Class A	48,408,365	29,940,043
Class C	163,872	101,023
Class R	6,177	11,023
Class I	268,118	345,342

Net Asset Value:
Class A (and redemption price)	$16.09	$15.60
Class C*	$14.63	$16.23
Class R (and redemption price)	$15.88	$15.30
Class I (and redemption price)	$16.00	$15.42
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50% and 5.50%, respectively)	$17.03	$16.51

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Annual Report	33

Statements of assets and liabilities (cont’d)

January 31, 2024

	Franklin Multi-Asset Conservative Growth Fund	Franklin Multi-Asset Defensive Growth Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$248,614,452	$98,775,291
Short-term investments, at cost	1,164,054	302,239
Investments in affiliated Underlying Funds, at value	$281,188,988	$106,469,717
Short-term investments, at value	1,164,054	302,239
Receivable for securities sold	5,682,112	3,191,935
Distributions receivable from affiliated Underlying Funds	261,376	153,810
Receivable for Fund shares sold	94,704	106,497
Distributions receivable from unaffiliated Underlying Funds	3,262	1,197
Prepaid expenses	7,901	9,639
Total Assets	288,402,397	110,235,034

Liabilities:
Payable for investments in affiliated Underlying Funds	6,021,712	3,389,669
Payable for Fund shares repurchased	96,470	17,228
Service and/or distribution fees payable	59,633	22,497
Trustees’ fees payable	2,666	1,176
Payable to investment manager	4	—
Accrued expenses	106,867	72,453
Total Liabilities	6,287,352	3,503,023
Total Net Assets	$282,115,045	$106,732,011

Net Assets:
Par value (Note 7)	$206	$86
Paid-in capital in excess of par value	254,440,074	104,142,677
Total distributable earnings (loss)	27,674,765	2,589,248
Total Net Assets	$282,115,045	$106,732,011

Net Assets:
Class A	$278,489,440	$105,270,252
Class C	$1,031,721	$193,579
Class C1	—	$119
Class R	$110,733	$101,318
Class I	$2,483,151	$1,166,743

Shares Outstanding:
Class A	20,353,339	8,474,672
Class C	70,837	15,612
Class C1	—	9
Class R	8,077	8,175
Class I	181,672	94,210

Net Asset Value:
Class A (and redemption price)	$13.68	$12.42
Class C*	$14.56	$12.40
Class C1*	—	$13.23
Class R (and redemption price)	$13.71	$12.39
Class I (and redemption price)	$13.67	$12.38
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50% and 3.75%, respectively)	$14.48	$12.90

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

34	Franklin Multi-Asset Allocation Funds 2024 Annual Report

Statements of operations

For the Year Ended January 31, 2024

	Franklin Multi-Asset Growth Fund	Franklin Multi-Asset Moderate Growth Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$12,100,855	$8,568,844
Income distributions from unaffiliated Underlying Funds	335,870	204,906
Total Investment Income	12,436,725	8,773,750

Expenses:
Service and/or distribution fees (Notes 2 and 5)	1,860,393	1,126,763
Transfer agent fees (Notes 2 and 5)	1,006,128	576,391
Registration fees	81,153	80,014
Trustees’ fees	51,288	31,293
Legal fees	44,041	31,331
Fund accounting fees	37,636	34,569
Audit and tax fees	29,380	28,461
Shareholder reports	25,915	19,642
Commitment fees (Note 9)	6,848	4,160
Custody fees	4,076	2,536
Insurance	67	39
Interest expense	62	14
Miscellaneous expenses	6,971	5,218
Total Expenses	3,153,958	1,940,431
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	—	(1,105)
Net Expenses	3,153,958	1,939,326
Net Investment Income	9,282,767	6,834,424

Realized and Unrealized Gain (Loss) on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	(1,769,839)	(2,848,944)
Capital gain distributions from affiliated Underlying Funds	23,160,242	12,431,255
Net Realized Gain	21,390,403	9,582,311
Change in Net Unrealized Appreciation (Depreciation) from Affiliated Underlying Funds	52,774,089	29,259,894
Net Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	74,164,492	38,842,205
Increase in Net Assets From Operations	$83,447,259	$45,676,629

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Annual Report	35

Statements of operations (cont’d)

For the Year Ended January 31, 2024

	Franklin Multi-Asset Conservative Growth Fund	Franklin Multi-Asset Defensive Growth Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$6,730,014	$3,206,186
Income distributions from unaffiliated Underlying Funds	118,427	40,811
Total Investment Income	6,848,441	3,246,997

Expenses:
Service and/or distribution fees (Notes 2 and 5)	687,511	265,900
Transfer agent fees (Notes 2 and 5)	315,267	127,571
Registration fees	75,420	83,786
Fund accounting fees	32,717	30,953
Legal fees	29,678	31,778
Audit and tax fees	27,851	27,199
Trustees’ fees	19,327	7,670
Shareholder reports	18,024	14,205
Commitment fees (Note 9)	2,527	980
Custody fees	1,577	679
Interest expense	24	22
Insurance	—	5
Miscellaneous expenses	5,163	4,438
Total Expenses	1,215,086	595,186
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	—	(727)
Net Expenses	1,215,086	594,459
Net Investment Income	5,633,355	2,652,538

Realized and Unrealized Gain (Loss) on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	(3,717,377)	(2,248,839)
Capital gain distributions from affiliated Underlying Funds	5,584,813	1,407,079
Net Realized Gain (Loss)	1,867,436	(841,760)
Change in Net Unrealized Appreciation (Depreciation) from Affiliated Underlying Funds	14,094,495	3,952,881
Net Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	15,961,931	3,111,121
Increase in Net Assets From Operations	$21,595,286	$5,763,659

See Notes to Financial Statements.

36	Franklin Multi-Asset Allocation Funds 2024 Annual Report

Statements of changes in net assets

Franklin Multi-Asset Growth Fund

For the Years Ended January 31,	2024	2023

Operations:
Net investment income	$9,282,767	$9,188,784
Net realized gain	21,390,403	35,399,192
Change in net unrealized appreciation (depreciation)	52,774,089	(96,829,301)
Increase (Decrease) in Net Assets From Operations	83,447,259	(52,241,325)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(41,791,825)	(58,793,191)
Decrease in Net Assets From Distributions to Shareholders	(41,791,825)	(58,793,191)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	31,203,134	31,970,431
Reinvestment of distributions	41,669,203	58,673,085
Cost of shares repurchased	(73,073,252)	(62,419,692)
Increase (Decrease) in Net Assets From Fund Share Transactions	(200,915)	28,223,824
Increase (Decrease) in Net Assets	41,454,519	(82,810,692)

Net Assets:
Beginning of year	743,995,229	826,805,921
End of year	$785,449,748	$743,995,229

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Annual Report	37

Statements of changes in net assets (cont’d)

Franklin Multi-Asset Moderate Growth Fund

For the Years Ended January 31,	2024	2023

Operations:
Net investment income	$6,834,424	$6,902,441
Net realized gain	9,582,311	15,974,430
Change in net unrealized appreciation (depreciation)	29,259,894	(54,048,901)
Increase (Decrease) in Net Assets From Operations	45,676,629	(31,172,030)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(20,553,438)	(33,071,322)
Decrease in Net Assets From Distributions to Shareholders	(20,553,438)	(33,071,322)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	23,129,171	28,951,067
Reinvestment of distributions	20,481,443	32,961,133
Cost of shares repurchased	(50,428,408)	(51,596,573)
Increase (Decrease) in Net Assets From Fund Share Transactions	(6,817,794)	10,315,627
Increase (Decrease) in Net Assets	18,305,397	(53,927,725)

Net Assets:
Beginning of year	455,906,796	509,834,521
End of year	$474,212,193	$455,906,796

See Notes to Financial Statements.

38	Franklin Multi-Asset Allocation Funds 2024 Annual Report

Franklin Multi-Asset Conservative Growth Fund

For the Years Ended January 31,	2024	2023

Operations:
Net investment income	$5,633,355	$5,554,602
Net realized gain	1,867,436	5,134,668
Change in net unrealized appreciation (depreciation)	14,094,495	(32,848,869)
Increase (Decrease) in Net Assets From Operations	21,595,286	(22,159,599)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(10,547,233)	(19,519,900)
Decrease in Net Assets From Distributions to Shareholders	(10,547,233)	(19,519,900)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	16,299,072	18,855,629
Reinvestment of distributions	10,497,842	19,425,540
Cost of shares repurchased	(38,324,631)	(38,071,415)
Increase (Decrease) in Net Assets From Fund Share Transactions	(11,527,717)	209,754
Decrease in Net Assets	(479,664)	(41,469,745)

Net Assets:
Beginning of year	282,594,709	324,064,454
End of year	$282,115,045	$282,594,709

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Annual Report	39

Statements of changes in net assets (cont’d)

Franklin Multi-Asset Defensive Growth Fund

For the Years Ended January 31,	2024	2023

Operations:
Net investment income	$2,652,538	$2,622,697
Net realized gain (loss)	(841,760)	420,176
Change in net unrealized appreciation (depreciation)	3,952,881	(13,464,517)
Increase (Decrease) in Net Assets From Operations	5,763,659	(10,421,644)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(2,578,134)	(6,494,912)
Decrease in Net Assets From Distributions to Shareholders	(2,578,134)	(6,494,912)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	6,885,705	6,616,898
Reinvestment of distributions	2,565,957	6,462,237
Cost of shares repurchased	(16,631,793)	(18,262,431)
Decrease in Net Assets From Fund Share Transactions	(7,180,131)	(5,183,296)
Decrease in Net Assets	(3,994,606)	(22,099,852)

Net Assets:
Beginning of year	110,726,617	132,826,469
End of year	$106,732,011	$110,726,617

See Notes to Financial Statements.

40	Franklin Multi-Asset Allocation Funds 2024 Annual Report

Financial highlights

Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2024	2023	2022	2021	2020

Net asset value, beginning of year	$15.22	$17.70	$16.79	$15.85	$15.28

Income (loss) from operations:
Net investment income	0.19	0.19	0.28	0.15	0.23
Net realized and unrealized gain (loss)	1.55	(1.40)	1.97	1.62	1.28
Total income (loss) from operations	1.74	(1.21)	2.25	1.77	1.51

Less distributions from:
Net investment income	(0.17)	(0.26)	(0.66)	(0.17)	(0.23)
Net realized gains	(0.70)	(1.01)	(0.68)	(0.66)	(0.71)
Total distributions	(0.87)	(1.27)	(1.34)	(0.83)	(0.94)

Net asset value, end of year	$16.09	$15.22	$17.70	$16.79	$15.85
Total return[2]	11.72%	(6.19)%	13.27%	11.84%	10.09%

Net assets, end of year (millions)	$779	$737	$821	$767	$729

Ratios to average net assets:
Gross expenses[3]	0.42%	0.44%	0.43%	0.48%	0.46%
Net expenses[3,4]	0.42	0.44	0.43	0.48 [5]	0.46 [5]
Net investment income	1.25	1.25	1.49	0.98	1.46

Portfolio turnover rate	21%	52%	21%	10%	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Annual Report	41

Financial highlights (cont’d)

Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2024	2023	2022	2021	2020

Net asset value, beginning of year	$13.94	$16.35	$15.53	$14.74	$14.24

Income (loss) from operations:
Net investment income	0.08	0.07	0.07	0.03	0.06
Net realized and unrealized gain (loss)	1.40	(1.30)	1.90	1.50	1.23
Total income (loss) from operations	1.48	(1.23)	1.97	1.53	1.29

Less distributions from:
Net investment income	(0.09)	(0.17)	(0.47)	(0.08)	(0.08)
Net realized gains	(0.70)	(1.01)	(0.68)	(0.66)	(0.71)
Total distributions	(0.79)	(1.18)	(1.15)	(0.74)	(0.79)

Net asset value, end of year	$14.63	$13.94	$16.35	$15.53	$14.74
Total return[2]	10.90%	(6.90)%	12.54%	11.07%	9.29%

Net assets, end of year (000s)	$2,398	$2,090	$2,626	$5,242	$6,547

Ratios to average net assets:
Gross expenses[3]	1.12%	1.17%	1.15%	1.16%	1.14%
Net expenses[3,4]	1.12	1.17	1.15	1.16 [5]	1.14
Net investment income	0.59	0.47	0.43	0.24	0.44

Portfolio turnover rate	21%	52%	21%	10%	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

42	Franklin Multi-Asset Allocation Funds 2024 Annual Report

Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class R Shares[1]	2024	2023	2022	2021	2020

Net asset value, beginning of year	$15.04	$17.52	$16.64	$15.73	$15.20

Income (loss) from operations:
Net investment income	0.14	0.14	0.21	0.10	0.21
Net realized and unrealized gain (loss)	1.53	(1.39)	1.95	1.60	1.23
Total income (loss) from operations	1.67	(1.25)	2.16	1.70	1.44

Less distributions from:
Net investment income	(0.13)	(0.22)	(0.60)	(0.13)	(0.20)
Net realized gains	(0.70)	(1.01)	(0.68)	(0.66)	(0.71)
Total distributions	(0.83)	(1.23)	(1.28)	(0.79)	(0.91)

Net asset value, end of year	$15.88	$15.04	$17.52	$16.64	$15.73
Total return[2]	11.31%	(6.45)%	12.83%	11.49%	9.68%

Net assets, end of year (000s)	$98	$88	$116	$111	$89

Ratios to average net assets:
Gross expenses[3]	0.76%	0.77%	1.27%	1.24%	1.32%
Net expenses[3,4]	0.76	0.77	0.80 [5]	0.80 [5]	0.80 [5]
Net investment income	0.96	0.91	1.13	0.70	1.35

Portfolio turnover rate	21%	52%	21%	10%	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Annual Report	43

Financial highlights (cont’d)

Franklin Multi-Asset Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2024	2023	2022	2021	2020

Net asset value, beginning of year	$15.13	$17.61	$16.71	$15.77	$15.21

Income (loss) from operations:
Net investment income	0.22	0.28	0.35	0.20	0.28
Net realized and unrealized gain (loss)	1.55	(1.44)	1.94	1.61	1.27
Total income (loss) from operations	1.77	(1.16)	2.29	1.81	1.55

Less distributions from:
Net investment income	(0.20)	(0.31)	(0.71)	(0.21)	(0.28)
Net realized gains	(0.70)	(1.01)	(0.68)	(0.66)	(0.71)
Total distributions	(0.90)	(1.32)	(1.39)	(0.87)	(0.99)

Net asset value, end of year	$16.00	$15.13	$17.61	$16.71	$15.77
Total return[2]	12.04%	(5.94)%	13.56%	12.18%	10.36%

Net assets, end of year (000s)	$4,290	$4,534	$3,033	$2,315	$2,062

Ratios to average net assets:
Gross expenses[3]	0.15%	0.15%	0.16%	0.19%	0.18%
Net expenses[3,4]	0.15	0.15	0.16	0.19 [5]	0.18
Net investment income	1.43	1.82	1.90	1.32	1.81

Portfolio turnover rate	21%	52%	21%	10%	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

44	Franklin Multi-Asset Allocation Funds 2024 Annual Report

Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2024	2023	2022	2021	2020

Net asset value, beginning of year	$14.76	$16.99	$16.51	$15.75	$15.17

Income (loss) from operations:
Net investment income	0.22	0.23	0.30	0.18	0.26
Net realized and unrealized gain (loss)	1.31	(1.35)	1.47	1.45	1.26
Total income (loss) from operations	1.53	(1.12)	1.77	1.63	1.52

Less distributions from:
Net investment income	(0.23)	(0.25)	(0.64)	(0.20)	(0.30)
Net realized gains	(0.46)	(0.86)	(0.65)	(0.67)	(0.64)
Total distributions	(0.69)	(1.11)	(1.29)	(0.87)	(0.94)

Net asset value, end of year	$15.60	$14.76	$16.99	$16.51	$15.75
Total return[2]	10.52%	(5.99)%	10.58%	10.97%	10.12%

Net assets, end of year (millions)	$467	$449	$503	$477	$456

Ratios to average net assets:
Gross expenses[3]	0.43%	0.45%	0.43%	0.47%	0.45%
Net expenses[3,4]	0.43	0.45	0.43 [5]	0.47 [5]	0.45
Net investment income	1.52	1.52	1.70	1.21	1.69

Portfolio turnover rate	23%	51%	24%	16%	24%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Annual Report	45

Financial highlights (cont’d)

Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2024	2023	2022	2021	2020

Net asset value, beginning of year	$15.33	$17.57	$16.99	$16.18	$15.51

Income (loss) from operations:
Net investment income	0.11	0.09	0.13	0.07	0.11
Net realized and unrealized gain (loss)	1.36	(1.35)	1.56	1.49	1.32
Total income (loss) from operations	1.47	(1.26)	1.69	1.56	1.43

Less distributions from:
Net investment income	(0.11)	(0.12)	(0.46)	(0.08)	(0.12)
Net realized gains	(0.46)	(0.86)	(0.65)	(0.67)	(0.64)
Total distributions	(0.57)	(0.98)	(1.11)	(0.75)	(0.76)

Net asset value, end of year	$16.23	$15.33	$17.57	$16.99	$16.18
Total return[2]	9.74%	(6.70)%	9.80%	10.22%	9.32%

Net assets, end of year (000s)	$1,640	$1,870	$2,909	$4,394	$6,253

Ratios to average net assets:
Gross expenses[3]	1.14%	1.19%	1.17%	1.18%	1.15%
Net expenses[3,4]	1.14	1.19	1.17 [5]	1.18 [5]	1.15 [5]
Net investment income	0.73	0.59	0.72	0.44	0.69

Portfolio turnover rate	23%	51%	24%	16%	24%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

46	Franklin Multi-Asset Allocation Funds 2024 Annual Report

Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class R Shares[1]	2024	2023	2022	2021	2020

Net asset value, beginning of year	$14.51	$16.73	$16.28	$15.55	$15.00

Income (loss) from operations:
Net investment income	0.19	0.17	0.22	0.13	0.21
Net realized and unrealized gain (loss)	1.25	(1.32)	1.45	1.43	1.24
Total income (loss) from operations	1.44	(1.15)	1.67	1.56	1.45

Less distributions from:
Net investment income	(0.19)	(0.21)	(0.57)	(0.16)	(0.26)
Net realized gains	(0.46)	(0.86)	(0.65)	(0.67)	(0.64)
Total distributions	(0.65)	(1.07)	(1.22)	(0.83)	(0.90)

Net asset value, end of year	$15.30	$14.51	$16.73	$16.28	$15.55
Total return[2]	10.12%	(6.34)%	10.14%	10.63%	9.76%

Net assets, end of year (000s)	$169	$130	$141	$138	$132

Ratios to average net assets:
Gross expenses[3]	1.60%	1.29%	1.15%	1.11%	1.17%
Net expenses[3,4,5]	0.80	0.80	0.80	0.80	0.80
Net investment income	1.30	1.17	1.28	0.89	1.37

Portfolio turnover rate	23%	51%	24%	16%	24%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Annual Report	47

Financial highlights (cont’d)

Franklin Multi-Asset Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2024	2023	2022	2021	2020

Net asset value, beginning of year	$14.60	$16.82	$16.35	$15.60	$15.03

Income (loss) from operations:
Net investment income	0.28	0.30	0.36	0.23	0.31
Net realized and unrealized gain (loss)	1.27	(1.36)	1.45	1.44	1.24
Total income (loss) from operations	1.55	(1.06)	1.81	1.67	1.55

Less distributions from:
Net investment income	(0.27)	(0.30)	(0.69)	(0.25)	(0.34)
Net realized gains	(0.46)	(0.86)	(0.65)	(0.67)	(0.64)
Total distributions	(0.73)	(1.16)	(1.34)	(0.92)	(0.98)

Net asset value, end of year	$15.42	$14.60	$16.82	$16.35	$15.60
Total return[2]	10.88%	(5.68)%	10.93%	11.32%	10.45%

Net assets, end of year (000s)	$5,327	$4,898	$4,084	$3,712	$3,372

Ratios to average net assets:
Gross expenses[3]	0.12%	0.11%	0.13%	0.13%	0.14%
Net expenses[3,4]	0.12	0.11	0.13	0.13 [5]	0.14
Net investment income	1.92	2.06	2.02	1.56	2.00

Portfolio turnover rate	23%	51%	24%	16%	24%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

48	Franklin Multi-Asset Allocation Funds 2024 Annual Report

Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2024	2023	2022	2021	2020

Net asset value, beginning of year	$13.14	$15.12	$15.03	$14.33	$13.74

Income (loss) from operations:
Net investment income	0.27	0.26	0.29	0.22	0.26
Net realized and unrealized gain (loss)	0.78	(1.31)	0.79	1.16	1.10
Total income (loss) from operations	1.05	(1.05)	1.08	1.38	1.36

Less distributions from:
Net investment income	(0.28)	(0.27)	(0.52)	(0.26)	(0.30)
Net realized gains	(0.23)	(0.66)	(0.47)	(0.42)	(0.47)
Total distributions	(0.51)	(0.93)	(0.99)	(0.68)	(0.77)

Net asset value, end of year	$13.68	$13.14	$15.12	$15.03	$14.33
Total return[2]	8.15%	(6.63)%	7.10%	10.05%	10.11%

Net assets, end of year (millions)	$278	$279	$319	$302	$287

Ratios to average net assets:
Gross expenses[3]	0.44%	0.46%	0.44%	0.47%	0.46%
Net expenses[3,4]	0.44	0.46	0.44	0.47 [5]	0.46
Net investment income	2.06	1.93	1.84	1.56	1.87

Portfolio turnover rate	26%	43%	20%	16%	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Annual Report	49

Financial highlights (cont’d)

Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2024	2023	2022	2021	2020

Net asset value, beginning of year	$13.95	$15.97	$15.79	$15.02	$14.35

Income (loss) from operations:
Net investment income	0.17	0.14	0.13	0.09	0.18
Net realized and unrealized gain (loss)	0.84	(1.36)	0.90	1.25	1.14
Total income (loss) from operations	1.01	(1.22)	1.03	1.34	1.32

Less distributions from:
Net investment income	(0.17)	(0.14)	(0.38)	(0.15)	(0.18)
Net realized gains	(0.23)	(0.66)	(0.47)	(0.42)	(0.47)
Total distributions	(0.40)	(0.80)	(0.85)	(0.57)	(0.65)

Net asset value, end of year	$14.56	$13.95	$15.97	$15.79	$15.02
Total return[2]	7.42%	(7.39)%	6.39%	9.21%	9.37%

Net assets, end of year (000s)	$1,032	$1,348	$2,119	$4,780	$10,880

Ratios to average net assets:
Gross expenses[3]	1.18%	1.26%	1.20%	1.21%	1.19%
Net expenses[3,4]	1.18	1.26	1.20	1.21 [5]	1.19
Net investment income	1.21	0.99	0.78	0.64	1.25

Portfolio turnover rate	26%	43%	20%	16%	25%
[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

50	Franklin Multi-Asset Allocation Funds 2024 Annual Report

Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class R Shares[1]	2024	2023	2022	2021	2020

Net asset value, beginning of year	$13.17	$15.16	$15.06	$14.36	$13.77

Income (loss) from operations:
Net investment income	0.23	0.31	0.19	0.18	0.22
Net realized and unrealized gain (loss)	0.78	(1.41)	0.83	1.15	1.09
Total income (loss) from operations	1.01	(1.10)	1.02	1.33	1.31

Less distributions from:
Net investment income	(0.24)	(0.23)	(0.45)	(0.21)	(0.25)
Net realized gains	(0.23)	(0.66)	(0.47)	(0.42)	(0.47)
Total distributions	(0.47)	(0.89)	(0.92)	(0.63)	(0.72)

Net asset value, end of year	$13.71	$13.17	$15.16	$15.06	$14.36
Total return[2]	7.80%	(6.93)%	6.69%	9.66%	9.74%

Net assets, end of year (000s)	$111	$84	$45	$70	$60

Ratios to average net assets:
Gross expenses[3]	0.80%	0.86%	1.59%	1.25%	1.34%
Net expenses[3,4]	0.80	0.80 [5]	0.80 [5]	0.80 [5]	0.80 [5]
Net investment income	1.73	2.36	1.21	1.26	1.58

Portfolio turnover rate	26%	43%	20%	16%	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Annual Report	51

Financial highlights (cont’d)

Franklin Multi-Asset Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2024	2023	2022	2021	2020

Net asset value, beginning of year	$13.13	$15.11	$15.02	$14.33	$13.73

Income (loss) from operations:
Net investment income	0.30	0.30	0.34	0.27	0.30
Net realized and unrealized gain (loss)	0.79	(1.31)	0.79	1.14	1.10
Total income (loss) from operations	1.09	(1.01)	1.13	1.41	1.40

Less distributions from:
Net investment income	(0.32)	(0.31)	(0.57)	(0.30)	(0.33)
Net realized gains	(0.23)	(0.66)	(0.47)	(0.42)	(0.47)
Total distributions	(0.55)	(0.97)	(1.04)	(0.72)	(0.80)

Net asset value, end of year	$13.67	$13.13	$15.11	$15.02	$14.33
Total return[2]	8.50%	(6.32)%	7.42%	10.35%	10.48%

Net assets, end of year (000s)	$2,483	$2,533	$2,745	$2,463	$1,982

Ratios to average net assets:
Gross expenses[3]	0.14%	0.15%	0.15%	0.15%	0.14%
Net expenses[3,4]	0.14	0.15	0.15	0.15 [5]	0.14
Net investment income	2.33	2.28	2.16	1.92	2.16

Portfolio turnover rate	26%	43%	20%	16%	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

52	Franklin Multi-Asset Allocation Funds 2024 Annual Report

Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2024	2023	2022	2021	2020

Net asset value, beginning of year	$12.03	$13.81	$14.02	$13.42	$12.76

Income (loss) from operations:
Net investment income	0.30	0.28	0.30	0.27	0.29
Net realized and unrealized gain (loss)	0.38	(1.36)	0.21	0.78	0.91
Total income (loss) from operations	0.68	(1.08)	0.51	1.05	1.20

Less distributions from:
Net investment income	(0.29)	(0.28)	(0.42)	(0.32)	(0.34)
Net realized gains	—	(0.42)	(0.30)	(0.13)	(0.20)
Total distributions	(0.29)	(0.70)	(0.72)	(0.45)	(0.54)

Net asset value, end of year	$12.42	$12.03	$13.81	$14.02	$13.42
Total return[2]	5.77%	(7.63)%	3.63%	8.08%	9.60%

Net assets, end of year (millions)	$105	$109	$130	$130	$124

Ratios to average net assets:
Gross expenses[3]	0.56%	0.56%	0.52%	0.54%	0.55%
Net expenses[3,4]	0.56	0.56	0.52	0.54 [5]	0.55
Net investment income	2.50	2.26	2.08	2.03	2.20

Portfolio turnover rate	30%	36%	8%	10%	19%

[1]	Per share amounts have been calculated using the average shares method.
[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Annual Report	53

Financial highlights (cont’d)

Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2024	2023	2022	2021	2020

Net asset value, beginning of year	$11.99	$13.75	$13.94	$13.36	$12.70

Income (loss) from operations:
Net investment income	0.17	0.16	0.18	0.17	0.19
Net realized and unrealized gain (loss)	0.42	(1.32)	0.23	0.77	0.92
Total income (loss) from operations	0.59	(1.16)	0.41	0.94	1.11

Less distributions from:
Net investment income	(0.18)	(0.18)	(0.30)	(0.23)	(0.25)
Net realized gains	—	(0.42)	(0.30)	(0.13)	(0.20)
Total distributions	(0.18)	(0.60)	(0.60)	(0.36)	(0.45)

Net asset value, end of year	$12.40	$11.99	$13.75	$13.94	$13.36
Total return[2]	4.95%	(8.34)%	2.98%	7.18%	8.85%

Net assets, end of year (000s)	$194	$545	$792	$964	$1,348

Ratios to average net assets:
Gross expenses[3]	1.32%	1.30%	1.29%	1.27%	1.26%
Net expenses[3,4]	1.32	1.30	1.29	1.27 [5]	1.26
Net investment income	1.43	1.30	1.28	1.32	1.47

Portfolio turnover rate	30%	36%	8%	10%	19%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

54	Franklin Multi-Asset Allocation Funds 2024 Annual Report

Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C1 Shares[1]	2024	2023	2022	2021	2020

Net asset value, beginning of year	$12.62	$14.41	$14.41	$13.78	$13.07

Income (loss) from operations:
Net investment income	0.16	0.09	0.15	0.19	0.21
Net realized and unrealized gain (loss)	0.49	(1.43)	0.44	0.81	0.95
Total income (loss) from operations	0.65	(1.34)	0.59	1.00	1.16

Less distributions from:
Net investment income	(0.04)	(0.03)	(0.29)	(0.24)	(0.25)
Net realized gains	—	(0.42)	(0.30)	(0.13)	(0.20)
Total distributions	(0.04)	(0.45)	(0.59)	(0.37)	(0.45)

Net asset value, end of year	$13.23	$12.62	$14.41	$14.41	$13.78
Total return[2]	5.19%	(9.21)%	4.03%[3]	7.43%	9.04%

Net assets, end of year	$119	$1,888	$69,488	$227,063	$595,521

Ratios to average net assets:
Gross expenses[4]	20.59%	2.05%	1.53%	1.12%	1.05%
Net expenses[4,5]	1.25 [6]	1.25 [6]	1.25 [6]	1.12 [6]	1.05
Net investment income	1.28	0.66	1.00	1.36	1.54

Portfolio turnover rate	30%	36%	8%	10%	19%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been 2.88% for the year ended January 31, 2022.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Annual Report	55

Financial highlights (cont’d)

Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class R Shares[1]	2024	2023	2022	2021	2020

Net asset value, beginning of year	$12.01	$13.79	$14.00	$13.41	$12.75

Income (loss) from operations:
Net investment income	0.27	0.22	0.29	0.24	0.26
Net realized and unrealized gain (loss)	0.38	(1.33)	0.19	0.77	0.91
Total income (loss) from operations	0.65	(1.11)	0.48	1.01	1.17

Less distributions from:
Net investment income	(0.27)	(0.25)	(0.39)	(0.29)	(0.31)
Net realized gains	—	(0.42)	(0.30)	(0.13)	(0.20)
Total distributions	(0.27)	(0.67)	(0.69)	(0.42)	(0.51)

Net asset value, end of year	$12.39	$12.01	$13.79	$14.00	$13.41
Total return[2]	5.47%	(7.77)%	3.37%	7.74%	9.36%

Net assets, end of year (000s)	$101	$95	$141	$95	$84

Ratios to average net assets:
Gross expenses[3]	0.85%	0.87%	1.32%	1.27%	1.34%
Net expenses[3,4,5]	0.80	0.80	0.80	0.80	0.80
Net investment income	2.28	1.79	2.06	1.79	2.00

Portfolio turnover rate	30%	36%	8%	10%	19%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

56	Franklin Multi-Asset Allocation Funds 2024 Annual Report

Franklin Multi-Asset Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2024	2023	2022	2021	2020

Net asset value, beginning of year	$12.00	$13.78	$13.98	$13.39	$12.74

Income (loss) from operations:
Net investment income	0.34	0.31	0.33	0.31	0.33
Net realized and unrealized gain (loss)	0.37	(1.35)	0.23	0.77	0.90
Total income (loss) from operations	0.71	(1.04)	0.56	1.08	1.23

Less distributions from:
Net investment income	(0.33)	(0.32)	(0.46)	(0.36)	(0.38)
Net realized gains	—	(0.42)	(0.30)	(0.13)	(0.20)
Total distributions	(0.33)	(0.74)	(0.76)	(0.49)	(0.58)

Net asset value, end of year	$12.38	$12.00	$13.78	$13.98	$13.39
Total return[2]	6.13%	(7.35)%	3.99%	8.35%	9.86%

Net assets, end of year (000s)	$1,167	$1,234	$1,820	$1,974	$1,360

Ratios to average net assets:
Gross expenses[3]	0.28%	0.27%	0.26%	0.27%	0.30%
Net expenses[3,4,5]	0.25	0.25	0.25	0.25	0.25
Net investment income	2.84	2.48	2.30	2.34	2.50

Portfolio turnover rate	30%	36%	8%	10%	19%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Multi-Asset Allocation Funds 2024 Annual Report	57

Notes to financial statements

1. Organization and significant accounting policies

Franklin Multi-Asset Growth Fund (“Growth Fund”), Franklin Multi-Asset Moderate Growth Fund (“Moderate Growth Fund”), Franklin Multi-Asset Conservative Growth Fund (“Conservative Growth Fund”) and Franklin Multi-Asset Defensive Growth Fund (“Defensive Growth Fund”) (the “Funds”) are separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in Legg Mason and Franklin Templeton affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the

58	Franklin Multi-Asset Allocation Funds 2024 Annual Report

Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$783,353,386	—	—	$783,353,386
Short-Term Investments†	2,682,518	—	—	2,682,518
Total Investments	$786,035,904	—	—	$786,035,904

†	See Schedule of Investments for additional detailed categorizations.

Moderate Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$472,674,833	—	—	$472,674,833
Short-Term Investments†	1,851,448	—	—	1,851,448
Total Investments	$474,526,281	—	—	$474,526,281

†	See Schedule of Investments for additional detailed categorizations.

Conservative Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$281,188,988	—	—	$281,188,988
Short-Term Investments†	1,164,054	—	—	1,164,054
Total Investments	$282,353,042	—	—	$282,353,042

† See Schedule of Investments for additional detailed categorizations.

Franklin Multi-Asset Allocation Funds 2024 Annual Report	59

Notes to financial statements (cont’d)

Defensive Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$106,469,717	—	—	$106,469,717
Short-Term Investments†	302,239	—	—	302,239
Total Investments	$106,771,956	—	—	$106,771,956

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund of funds risk. The cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Funds. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

(c) Foreign investment risks. The Underlying Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The character of certain distributions received from the Underlying Funds may represent a return of capital. The Funds determine the components of these distributions subsequent to the ex-dividend date, based on the actual tax character reported by the Underlying Funds. These distributions are recorded by adjusting the cost basis of the related Underlying Fund. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to shareholders. The Growth and Moderate Growth Funds distribute net investment income and capital gains, if any, at least annually. The Conservative Growth and Defensive Growth Funds distribute net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Funds have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Funds’ cash on deposit with the bank.

(h) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of January 31, 2024, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

60	Franklin Multi-Asset Allocation Funds 2024 Annual Report

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
Growth Fund(a)	$(421,365)	$421,365
Moderate Growth Fund(b)	(186,850)	186,850
Conservative Growth Fund(b)	(63,023)	63,023
Defensive Growth Fund(b)	(35,363)	35,363

(a)	Reclassifications are due to a tax net operating loss.
(b)	Reclassifications are due to distributions paid in connection with the redemption of Fund shares.

2. Investment management agreement and other transactions with affiliates

Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC (“LMPFA”) prior to November 30, 2023) is each Fund’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is each Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Fund’s cash and short-term instruments allocated to it. FTFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”). Under the investment management agreements, the Funds do not pay a management fee.

FTFA provides administrative and certain oversight services to the Funds. FTFA delegates to the subadviser the day-to-day portfolio management of the Funds, except for the management of the portion of each Fund’s cash and short-term instruments allocated to Western Asset.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

As a result of expense limitation arrangements between the Funds and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R and Class I shares of Growth Fund, Moderate Growth Fund and Conservative Growth Fund did not exceed 0.80%, 1.55%, 0.80% and 0.25%, respectively. Additionally, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class R and Class I shares of Defensive Growth Fund did not exceed 0.80%, 1.55%, 1.25%, 0.80% and 0.25%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

During the year ended January 31, 2024, fees waived and/or expenses reimbursed were as follows:

Moderate Growth Fund	$1,105
Defensive Growth Fund	727

FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Funds, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

In addition, the Funds indirectly pay management and/or administration fees to FTFA and certain FTFA affiliates as shareholders in the Underlying Funds. These management and/or administration fees ranged from 0.40% to 0.95% of the average daily net assets of the Underlying Funds.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Funds’ sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Funds pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services

Franklin Multi-Asset Allocation Funds 2024 Annual Report	61

Notes to financial statements (cont’d)

charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended January 31, 2024, Growth, Moderate Growth, Conservative Growth and Defensive Growth incurred transfer agent fees as reported on the Statements of Operations, of which $12,230, $13,627, $9,261 and $6,229, respectively, was earned by Investor Services.

For Growth Fund, Moderate Growth Fund and Conservative Growth Fund, there is a maximum initial sales charge of 5.50% for Class A shares. For Defensive Growth Fund, there is a maximum initial sales charge of 3.75% for Class A shares. Class C and Class C1 shares of the Funds have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. For Growth Fund, Moderate Growth Fund and Conservative Growth Fund, this CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of the funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. For Defensive Growth Fund, this CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of the funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended January 31, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Sales Charges	CDSCs
	Class A	Class A	Class C
Growth Fund	$97,266	$1,334	$180
Moderate Growth Fund	71,628	1,802	99
Conservative Growth Fund	41,812	952	—
Defensive Growth Fund	5,725	8	14

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the year ended January 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Growth Fund	$158,214,996	$162,648,246
Moderate Growth Fund	103,444,523	109,878,830
Conservative Growth Fund	70,018,380	79,202,009
Defensive Growth Fund	31,221,954	35,819,671

At January 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

		Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$664,674,778	$147,488,905	$(26,127,779)	$121,361,126

		Moderate Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$413,093,877	$77,379,356	$(15,946,952)	$61,432,404

		Conservative Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$256,649,323	$40,216,247	$(14,512,528)	$25,703,719

62	Franklin Multi-Asset Allocation Funds 2024 Annual Report

		Defensive Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$103,518,952	$11,471,784	$(8,218,780)	$3,253,004

4. Derivative instruments and hedging activities

During the year ended January 31, 2024, the Funds did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Funds have adopted a Rule 12b-1 shareholder services and distribution plan and under that plan Growth Fund, Moderate Growth Fund and Conservative Growth Fund pay service and/or distribution fees with respect to their Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Defensive Growth Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the year ended January 31, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees

Growth Fund
Class A	$1,837,199	$999,096
Class C	22,757	1,827
Class R	437	193
Class I	—	5,012
Total	$1,860,393	$1,006,128

	Service and/or Distribution Fees	Transfer Agent Fees

Moderate Growth Fund
Class A	$1,108,667	$570,465
Class C	17,409	1,566
Class R	687	1,448
Class I	—	2,912
Total	$1,126,763	$576,391

	Service and/or Distribution Fees	Transfer Agent Fees

Conservative Growth Fund
Class A	$675,228	$312,319
Class C	11,835	1,250
Class R	448	198
Class I	—	1,500
Total	$687,511	$315,267

	Service and/or Distribution Fees	Transfer Agent Fees

Defensive Growth Fund
Class A	$261,196	$125,452
Class C	4,221	560
Class C1	9	255
Class R	474	155
Class I	—	1,149
Total	$265,900	$127,571

Franklin Multi-Asset Allocation Funds 2024 Annual Report	63

Notes to financial statements (cont’d)

For the year ended January 31, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements

Moderate Growth Fund
Class A	—
Class C	—
Class R	$1,105
Class I	—
Total	$1,105

Waivers/Expense Reimbursements

Defensive Growth Fund
Class A	—
Class C	—
Class C1	$251
Class R	52
Class I	424
Total	$727

6. Distributions to shareholders by class

	Year Ended January 31, 2024	Year Ended January 31, 2023

Growth Fund

Net Investment Income:
Class A	$7,932,538	$12,340,124
Class C	14,291	24,223
Class R	757	1,234
Class I	52,445	84,468
Total	$8,000,031	$12,450,049

Net Realized Gains:
Class A	$33,466,225	$46,031,810
Class C	115,982	139,953
Class R	3,990	5,102
Class I	205,597	166,277
Total	$33,791,794	$46,343,142

	Year Ended January 31, 2024	Year Ended January 31, 2023

Moderate Growth Fund

Net Investment Income:
Class A	$6,695,819	$7,634,210
Class C	11,479	14,876
Class R	2,092	1,818
Class I	90,624	99,134
Total	$6,800,014	$7,750,038

64	Franklin Multi-Asset Allocation Funds 2024 Annual Report

	Year Ended January 31, 2024	Year Ended January 31, 2023

Moderate Growth Fund (cont’d)

Net Realized Gains:
Class A	$13,558,666	$24,965,156
Class C	53,941	129,109
Class R	4,063	7,497
Class I	136,754	219,522
Total	$13,753,424	$25,321,284

	Year Ended January 31, 2024	Year Ended January 31, 2023

Conservative Growth Fund

Net Investment Income:
Class A	$5,644,484	$5,662,459
Class C	12,792	13,602
Class R	1,750	1,316
Class I	59,333	61,186
Total	$5,718,359	$5,738,563

Net Realized Gains:
Class A	$4,762,131	$13,583,650
Class C	21,360	70,862
Class R	1,555	1,933
Class I	43,828	124,892
Total	$4,828,874	$13,781,337

	Year Ended January 31, 2024	Year Ended January 31, 2023

Defensive Growth Fund

Net Investment Income:
Class A	$2,535,974	$2,557,771
Class C	5,322	8,762
Class C1	7	166
Class R	2,135	2,222
Class I	34,696	35,463
Total	$2,578,134	$2,604,384

Net Realized Gains:
Class A	—	$3,813,103
Class C	—	24,276
Class C1	—	2,010
Class R	—	4,431
Class I	—	46,708
Total	—	$3,890,528

7. Shares of beneficial interest

At January 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Franklin Multi-Asset Allocation Funds 2024 Annual Report	65

Notes to financial statements (cont’d)

Transactions in shares of each class were as follows:

	Year Ended January 31, 2024		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount

Growth Fund

Class A
Shares sold	1,836,222	$28,000,850	1,890,738	$29,220,947
Shares issued on reinvestment	2,660,248	41,283,845	4,124,468	58,254,125
Shares repurchased	(4,540,645)	(69,214,660)	(3,947,482)	(60,824,267)
Net increase (decrease)	(44,175)	$70,035	2,067,724	$26,650,805

Class C
Shares sold	69,707	$975,251	17,869	$247,937
Shares issued on reinvestment	8,892	125,331	12,726	164,176
Shares repurchased	(64,699)	(901,720)	(41,240)	(609,172)
Net increase (decrease)	13,900	$198,862	(10,645)	$(197,059)

Class R
Shares sold	721	$10,815	605	$9,146
Shares issued on reinvestment	310	4,747	454	6,336
Shares repurchased	(714)	(10,579)	(1,832)	(29,794)
Net increase (decrease)	317	$4,983	(773)	$(14,312)

Class I
Shares sold	146,128	$2,216,218	170,696	$2,492,401
Shares issued on reinvestment	16,539	255,280	17,621	248,448
Shares repurchased	(194,149)	(2,946,293)	(60,918)	(956,459)
Net increase (decrease)	(31,482)	$(474,795)	127,399	$1,784,390

	Year Ended January 31, 2024		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount

Moderate Growth Fund

Class A
Shares sold	1,446,909	$21,415,263	1,808,256	$27,194,212
Shares issued on reinvestment	1,333,567	20,190,438	2,356,760	32,501,590
Shares repurchased	(3,262,960)	(48,251,315)	(3,324,777)	(50,006,576)
Net increase (decrease)	(482,484)	$(6,645,614)	840,239	$9,689,226

Class C
Shares sold	18,407	$285,487	16,413	$265,938
Shares issued on reinvestment	4,186	65,420	10,124	143,985
Shares repurchased	(43,566)	(670,861)	(70,102)	(1,082,779)
Net decrease	(20,973)	$(319,954)	(43,565)	$(672,856)

Class R
Shares sold	2,347	$34,267	499	$7,480
Shares issued on reinvestment	414	6,155	688	9,315
Shares repurchased	(668)	(9,571)	(708)	(9,673)
Net increase	2,093	$30,851	479	$7,122

Class I
Shares sold	97,025	$1,394,154	103,856	$1,483,437
Shares issued on reinvestment	14,612	219,430	22,396	306,243
Shares repurchased	(101,891)	(1,496,661)	(33,517)	(497,545)
Net increase	9,746	$116,923	92,735	$1,292,135

66	Franklin Multi-Asset Allocation Funds 2024 Annual Report

	Year Ended January 31, 2024		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount

Conservative Growth Fund

Class A
Shares sold	1,183,398	$15,418,497	1,307,706	$17,699,042
Shares issued on reinvestment	781,174	10,357,262	1,519,281	19,151,811
Shares repurchased	(2,819,306)	(36,819,237)	(2,724,135)	(36,315,411)
Net increase (decrease)	(854,734)	$(11,043,478)	102,852	$535,442

Class C
Shares sold	2,228	$30,850	23,824	$332,014
Shares issued on reinvestment	2,416	34,152	6,345	84,464
Shares repurchased	(30,462)	(424,978)	(66,186)	(948,382)
Net decrease	(25,818)	$(359,976)	(36,017)	$(531,904)

Class R
Shares sold	5,152	$67,470	3,283	$41,068
Shares issued on reinvestment	248	3,305	258	3,249
Shares repurchased	(3,686)	(47,649)	(134)	(1,658)
Net increase	1,714	$23,126	3,407	$42,659

Class I
Shares sold	60,185	$782,255	59,133	$783,505
Shares issued on reinvestment	7,798	103,123	14,772	186,016
Shares repurchased	(79,263)	(1,032,767)	(62,597)	(805,964)
Net increase (decrease)	(11,280)	$(147,389)	11,308	$163,557

	Year Ended January 31, 2024		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount

Defensive Growth Fund

Class A
Shares sold	516,666	$6,167,973	518,402	$6,405,208
Shares issued on reinvestment	209,410	2,523,797	539,905	6,338,199
Shares repurchased	(1,296,612)	(15,422,340)	(1,425,675)	(17,352,860)
Net decrease	(570,536)	$(6,730,570)	(367,368)	$(4,609,453)

Class C
Shares sold	9,122	$106,920	7,847	$102,897
Shares issued on reinvestment	444	5,322	2,825	33,038
Shares repurchased	(39,390)	(470,239)	(22,797)	(272,517)
Net decrease	(29,824)	$(357,997)	(12,125)	$(136,582)

Class C1
Shares sold	9	$156	4	$40
Shares issued on reinvestment	1	7	177	2,176
Shares repurchased	(150)	(1,928)	(4,854)	(60,951)
Net decrease	(140)	$(1,765)	(4,673)	$(58,735)

Class R
Shares sold	124	$1,521	580	$7,352
Shares issued on reinvestment	178	2,135	568	6,653
Shares repurchased	(21)	(251)	(3,473)	(38,575)
Net increase (decrease)	281	$3,405	(2,325)	$(24,570)

Class I
Shares sold	51,518	$609,135	7,977	$101,401
Shares issued on reinvestment	2,898	34,696	7,007	82,171
Shares repurchased	(62,988)	(737,035)	(44,283)	(537,528)
Net decrease	(8,572)	$(93,204)	(29,299)	$(353,956)

Franklin Multi-Asset Allocation Funds 2024 Annual Report	67

Notes to financial statements (cont’d)

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. The following Underlying Funds were considered affiliated companies for all or some portion of the year ended January 31, 2024. The following transactions were effected in such Underlying Funds for the year ended January 31, 2024.

Growth Fund	Affiliate Value at January 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2024
		Cost	Shares	Proceeds	Shares
Franklin Growth Fund, Class R6 Shares
	$50,859,086	$24,365,344	199,760	$7,566,094	64,285	$(128,934)	$353,667	$4,336,677	$8,189,243	$75,718,645
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	27,969,395	2,300,076	194,272	1,975,353	164,234	18,413	323,375	—	135,301	28,447,832
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	45,959,029	19,634,477	1,080,600	3,693,161	201,962	(37,076)	1,212,891	51,586	1,980,067	63,843,336
ClearBridge Small Cap Fund, Class IS Shares
	9,402,129	6,704,575	104,172	1,129,674	17,242	(32,065)	90,189	154,386	105,058	15,050,023
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	20,343,245	2,374,479	211,706	11,652,396	971,997	(1,165,414)	61,799	542,679	1,945,342	11,845,256
ClearBridge Appreciation Fund, Class IS Shares
	107,043,191	11,487,771	377,897	24,285,514	804,889	1,663,419	1,021,451	3,506,088	12,898,825	108,807,692
ClearBridge Large Cap Growth Fund, Class IS Shares
	59,265,220	9,479,412	158,029	14,371,967	251,154	1,011,687	—	6,279,412	12,442,082	67,826,434
ClearBridge Small Cap Growth Fund, Class IS Shares
	9,657,296	11,704,241	296,090	951,386	24,759	(56,675)	—	79,241	(734,307)	19,619,169
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	105,426,871	13,667,445	748,738	25,935,871	1,406,518	2,114,374	748,162	7,422,668	10,207,104	105,479,923
Franklin Systematic Style Premia ETF
	—	9,557,448	421,720	3,522,468	156,417	(9,288)	20,655	—	(661)	6,025,031
ClearBridge International Growth Fund, Class IS Shares
	30,104,777	5,535,936	93,901	3,828,297	65,286	185,303	419,933	—	1,546,555	33,544,274
Franklin Global Market Neutral Fund, Class IS Shares
	5,259,365	260,000	27,533	5,824,180	605,485	432,342	—	—	(127,527)	—
Franklin International Equity Fund, Class IS Shares
	52,236,018	11,596,157	683,199	5,994,671	372,422	(109,301)	1,652,202	—	3,997,380	61,725,583
Martin Currie Emerging Markets Fund, Class IS Shares
	46,181,079	5,259,148	454,771	6,996,799	583,897	(278,560)	573,533	—	(4,197,480)	39,967,388
Franklin Global Dividend Fund, Class IS Shares
	66,486,928	4,540,590	346,091	4,011,936	306,960	(26,103)	1,751,139	787,505	3,366,275	70,355,754
Franklin Strategic Real Return Fund, Class IS Shares
	42,589,031	5,822,620	611,268	1,362,384	146,229	(546,291)	1,496,597	—	(163,424)	46,339,552
Western Asset Core Bond Fund, Class IS Shares
	34,679,986	6,618,112	613,551	23,384,323	2,300,765	(2,679,187)	1,278,276	—	412,922	15,647,510
Western Asset Core Plus Bond Fund, Class IS Shares
	12,966,887	6,336,199	665,279	10,823,671	1,215,140	(1,951,814)	611,288	—	808,256	7,335,857
Western Asset High Yield Fund, Class IS Shares
	4,821,549	300,740	44,396	5,054,169	734,174	(145,203)	302,321	—	77,083	—
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	5,531,304	670,226	58,381	283,932	25,397	(29,466)	183,377	—	(114,005)	5,774,127
	$736,782,386	$158,214,996		$162,648,246		$(1,769,839)	$12,100,855	$23,160,242	$52,774,089	$783,353,386

68	Franklin Multi-Asset Allocation Funds 2024 Annual Report

Moderate Growth Fund	Affiliate Value at January 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2024
		Cost	Shares	Proceeds	Shares
Franklin Growth Fund, Class R6 Shares
	$27,677,591	$13,743,935	113,117	$4,961,692	42,455	$(117,079)	$190,313	$2,333,623	$4,476,776	$40,819,531
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	15,549,459	1,466,073	125,094	1,781,889	147,123	14,941	179,308	—	86,619	15,335,203
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	25,098,650	9,429,859	518,351	1,115,614	61,772	(27,371)	632,211	26,889	1,037,405	34,422,929
ClearBridge Small Cap Fund, Class IS Shares
	5,330,609	3,367,065	52,214	617,868	9,420	(16,885)	48,700	83,365	50,767	8,113,688
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	11,158,142	952,383	85,410	6,130,761	511,075	(446,297)	32,612	289,771	855,808	6,389,275
ClearBridge Appreciation Fund, Class IS Shares
	57,435,718	7,385,107	242,692	13,909,983	463,163	834,612	551,704	1,893,700	6,909,918	58,655,372
ClearBridge Large Cap Growth Fund, Class IS Shares
	32,317,808	5,462,399	90,956	8,525,538	148,244	616,153	—	3,347,437	6,699,218	36,570,040
ClearBridge Small Cap Growth Fund, Class IS Shares
	5,475,628	6,038,520	153,764	550,051	14,118	(30,368)	—	43,521	(362,795)	10,570,934
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	57,280,447	7,716,169	424,091	14,813,475	804,366	1,198,539	412,392	3,988,777	5,471,610	56,853,290
Franklin Systematic Style Premia ETF
	—	11,474,505	506,317	4,250,612	188,750	(11,193)	25,088	—	(753)	7,211,947
ClearBridge International Growth Fund, Class IS Shares
	15,991,771	3,048,383	51,894	2,117,689	35,961	99,464	222,902	—	841,984	17,863,913
Franklin Global Market Neutral Fund, Class IS Shares
	6,471,005	174,999	18,444	7,017,499	729,543	430,409	—	—	(58,914)	—
Franklin International Equity Fund, Class IS Shares
	27,047,544	6,174,049	364,038	3,120,932	193,038	(54,007)	857,594	—	2,090,677	32,137,331
Martin Currie Emerging Markets Fund, Class IS Shares
	25,252,023	2,621,526	225,982	3,986,146	329,774	(122,791)	309,820	—	(2,295,550)	21,469,062
Franklin Global Dividend Fund, Class IS Shares
	36,343,455	2,550,307	194,650	2,900,129	221,100	17,968	945,524	424,172	1,784,074	37,795,675
Western Asset Core Bond Fund, Class IS Shares
	37,537,587	14,041,261	1,313,085	15,087,031	1,477,742	(2,989,083)	1,571,598	—	1,279,502	34,782,236
Western Asset Core Plus Bond Fund, Class IS Shares
	19,821,943	3,530,360	372,716	6,590,671	735,853	(713,202)	870,536	—	(313,303)	15,735,127
Western Asset High Yield Fund, Class IS Shares
	3,991,938	311,549	46,137	2,863,061	416,097	16,420	276,575	—	(62,995)	1,393,851
Franklin Strategic Real Return Fund, Class IS Shares
	26,213,764	2,855,193	300,476	640,669	68,639	(250,260)	907,966	—	(172,023)	28,006,005
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	9,898,508	319,563	36,051	8,457,878	942,609	(1,243,544)	309,562	—	1,053,574	1,570,223
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	6,804,600	781,318	68,845	439,642	39,070	(55,370)	224,439	—	(111,705)	6,979,201
	$452,698,190	$103,444,523		$109,878,830		$(2,848,944)	$8,568,844	$12,431,255	$29,259,894	$472,674,833

Conservative Growth Fund	Affiliate Value at January 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2024
		Cost	Shares	Proceeds	Shares
Franklin Growth Fund, Class R6 Shares
	$13,103,331	$5,987,211	49,452	$2,647,038	22,819	$(59,645)	$85,749	$1,051,462	$2,080,438	$18,464,297

Franklin Multi-Asset Allocation Funds 2024 Annual Report	69

Notes to financial statements (cont’d)

Conservative Growth Fund (cont’d)	Affiliate Value at January 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2024
		Cost	Shares	Proceeds	Shares
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	$7,156,312	$751,251	62,933	$1,003,175	82,880	$7,039	$76,226	—	$24,650	$6,936,077
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	11,756,253	4,506,463	248,990	1,168,782	64,379	(14,428)	293,961	$12,503	487,605	15,567,111
ClearBridge Small Cap Fund, Class IS Shares
	2,403,196	1,438,269	22,336	186,253	2,820	(3,772)	21,487	36,782	20,895	3,672,335
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	5,205,632	324,786	29,047	2,818,573	234,838	(60,855)	14,540	130,245	240,046	2,891,036
ClearBridge Appreciation Fund, Class IS Shares
	26,560,851	3,945,913	129,878	7,437,651	250,676	353,772	249,916	857,827	3,106,742	26,529,627
ClearBridge Large Cap Growth Fund, Class IS Shares
	15,062,690	2,981,208	49,816	4,815,680	84,372	325,351	—	1,499,647	2,988,437	16,542,006
ClearBridge Small Cap Growth Fund, Class IS Shares
	2,468,544	2,854,733	72,901	374,951	9,539	55,044	—	19,733	(221,898)	4,781,472
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	26,415,206	3,900,262	214,595	7,615,668	415,224	603,904	186,808	1,782,023	2,411,271	25,714,975
Western Asset Core Bond Fund, Class IS Shares
	44,164,531	12,214,919	1,147,764	11,015,799	1,070,834	(2,523,656)	1,785,336	—	989,588	43,829,583
Western Asset Core Plus Bond Fund, Class IS Shares
	22,755,338	6,777,678	717,619	5,540,895	613,563	(447,674)	1,062,931	—	(547,486)	22,996,961
Western Asset High Yield Fund, Class IS Shares
	4,439,527	436,002	64,584	2,322,240	338,098	(74,182)	306,046	—	26,862	2,505,969
Franklin Systematic Style Premia ETF
	—	13,731,226	605,899	5,140,381	228,272	(13,795)	30,237	—	(1,141)	8,575,909
ClearBridge International Growth Fund, Class IS Shares
	6,810,290	1,443,289	24,576	892,053	15,095	33,735	95,266	—	378,294	7,773,555
Franklin Global Market Neutral Fund, Class IS Shares
	8,108,111	—	—	8,568,108	891,001	321,645	—	—	138,352	—
Franklin International Equity Fund, Class IS Shares
	10,634,567	2,652,122	156,381	1,095,161	66,866	50,151	346,677	—	783,348	13,025,027
Martin Currie Emerging Markets Fund, Class IS Shares
	10,846,220	1,238,393	107,637	1,436,877	118,751	(29,696)	140,013	—	(1,008,115)	9,609,925
Franklin Global Dividend Fund, Class IS Shares
	16,209,727	1,550,221	118,676	1,684,387	126,056	36,683	430,630	194,591	806,375	16,918,619
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	20,556,615	1,711,881	198,685	12,038,509	1,345,753	(1,928,904)	781,881	—	1,506,855	9,807,938
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	8,529,729	681,282	60,415	671,928	59,416	(80,875)	274,267	—	(126,994)	8,331,214
Franklin Strategic Real Return Fund, Class IS Shares
	16,808,829	891,271	94,376	727,900	76,665	(267,219)	548,043	—	10,371	16,715,352
	$279,995,499	$70,018,380		$79,202,009		$(3,717,377)	$6,730,014	$5,584,813	$14,094,495	$281,188,988

Defensive Growth Fund	Affiliate Value at January 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2024
		Cost	Shares	Proceeds	Shares
Western Asset Core Bond Fund, Class IS Shares
	$25,176,127	$6,622,764	622,782	$5,688,225	549,889	$(1,209,202)	$1,014,812	—	$395,607	$25,297,071
Western Asset Core Plus Bond Fund, Class IS Shares
	12,882,393	4,414,317	467,741	2,852,402	314,399	(151,790)	619,469	—	(379,047)	13,913,471
Western Asset High Yield Fund, Class IS Shares
	2,564,010	193,260	28,560	1,138,281	166,202	43,157	173,287	—	(74,005)	1,588,141

70	Franklin Multi-Asset Allocation Funds 2024 Annual Report

Defensive Growth Fund (cont’d)	Affiliate Value at January 31, 2023					Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2024
		Purchased		Sold
		Cost	Shares	Proceeds	Shares
Franklin Growth Fund, Class R6 Shares
	$3,422,875	$1,888,848	15,569	$1,049,880	9,002	$(11,460)	$21,592	$264,760	$523,555	$4,773,938
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	1,839,965	261,053	22,303	322,784	26,665	2,537	20,963	—	12,075	1,792,846
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	3,012,010	1,264,882	70,155	379,423	21,008	(10,480)	76,623	3,259	136,566	4,023,555
ClearBridge Small Cap Fund, Class IS Shares
	634,931	364,954	5,715	56,491	883	(2,082)	5,515	9,440	7,981	949,293
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	1,369,288	107,230	9,593	773,938	64,789	(43,126)	3,764	33,465	87,729	747,183
ClearBridge Appreciation Fund, Class IS Shares
	6,573,299	1,282,215	42,204	1,862,317	62,866	276,436	64,530	221,495	587,603	6,857,236
ClearBridge Large Cap Growth Fund, Class IS Shares
	4,048,998	977,826	16,229	1,605,611	28,191	108,066	—	385,774	746,394	4,275,673
ClearBridge Small Cap Growth Fund, Class IS Shares
	607,278	734,890	18,899	65,534	1,734	(1,919)	—	4,891	(36,992)	1,237,723
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	6,572,636	1,412,285	77,184	2,098,691	114,646	150,517	48,244	434,042	609,833	6,646,580
Franklin Systematic Style Premia ETF
	—	7,868,401	347,215	3,017,789	134,069	(9,368)	17,407	—	(698)	4,840,546
ClearBridge International Growth Fund, Class IS Shares
	1,270,303	596,605	10,087	115,270	2,018	(7,992)	21,805	—	94,413	1,838,059
Franklin Global Market Neutral Fund, Class IS Shares
	4,853,784	—	—	5,126,475	533,383	53,956	—	—	218,735	—
Franklin International Equity Fund, Class IS Shares
	1,624,288	1,047,805	62,050	196,892	11,848	(6,657)	63,264	—	159,030	2,627,574
Martin Currie Emerging Markets Fund, Class IS Shares
	2,787,076	250,562	21,753	340,697	27,701	(1,406)	35,808	—	(262,047)	2,433,488
Franklin Global Dividend Fund, Class IS Shares
	4,454,497	262,771	20,184	648,607	48,522	45,860	112,818	49,953	170,388	4,284,909
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	13,799,500	1,087,350	125,966	7,347,241	821,721	(1,174,005)	532,350	—	879,324	7,244,928
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	5,045,919	285,674	25,608	461,738	40,773	(54,854)	160,674	—	(67,549)	4,747,452
Franklin Strategic Real Return Fund, Class IS Shares
	6,824,215	298,262	31,881	671,385	70,656	(245,027)	213,261	—	143,986	6,350,051
	$109,363,392	$31,221,954		$35,819,671		$(2,248,839)	$3,206,186	$1,407,079	$3,952,881	$106,469,717

9. Redemption facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Funds did not utilize the Global Credit Facility during the year ended January 31, 2024.

Franklin Multi-Asset Allocation Funds 2024 Annual Report	71

Notes to financial statements (cont’d)

10. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal year ended January 31, 2024 was as follows:

	Growth		Moderate Growth		Conservative Growth		Defensive Growth
Distributions paid from:
Ordinary income	$9,482,007		$7,666,614		$6,083,833		$2,578,134
Net long-term capital gains	32,309,818		12,886,824		4,463,400		—
Total distributions paid	$41,791,825		$20,553,438		$10,547,233		$2,578,134
The tax character of distributions paid during the fiscal year ended January 31, 2023 was as follows:
	Growth		Moderate Growth		Conservative Growth		Defensive Growth
Distributions paid from:
Ordinary income	$12,933,484		$8,103,002		$5,738,563		$2,608,023
Net long-term capital gains	45,859,707		24,968,320		13,781,337		3,886,889
Total distributions paid	$58,793,191		$33,071,322		$19,519,900		$6,494,912
As of January 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:
	Growth		Moderate Growth		Conservative Growth		Defensive Growth
Undistributed ordinary income — net	$449,681		$318,318		$597,894		$334,251
Undistributed long-term capital gains — net	13,033,557		5,968,999		1,404,675		—
Total undistributed earnings	$13,483,238		$6,287,317		$2,002,569		$334,251
Deferred capital losses*	—		—		—		(967,672)
Other book/tax temporary differences	(34,139)	(a)	(32,304)	(a)	(31,523)	(b)	(30,335)	(a)
Unrealized appreciation (depreciation)(c)	121,361,126		61,432,404		25,703,719		3,253,004
Total distributable earnings (loss) — net	$134,810,225		$67,687,417		$27,674,765		$2,589,248

*

These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to the deferral of certain late year losses for tax purposes and book/tax differences in the timing of the deductibility of various expenses.

(b)

Other book/tax temporary differences are attributable to the realization for tax purposes of unrealized gains (losses) on foreign currency contracts and book/tax differences in the timing of the deductibility of various expenses.

(c)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

72	Franklin Multi-Asset Allocation Funds 2024 Annual Report

Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason Partners Investment Trust and Shareholders of Franklin Multi-Asset Growth Fund, Franklin Multi-Asset Moderate Growth Fund, Franklin Multi-Asset Conservative Growth Fund and Franklin Multi-Asset Defensive Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin Multi-Asset Growth Fund, Franklin Multi-Asset Moderate Growth Fund, Franklin Multi-Asset Conservative Growth Fund and Franklin Multi-Asset Defensive Growth Fund (four of the funds constituting Legg Mason Partners Investment Trust, hereafter collectively referred to as the “Funds”) as of January 31, 2024, the related statements of operations for the year ended January 31, 2024, the statements of changes in net assets for each of the two years in the period ended January 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended January 31, 2024 and each of the financial highlights for each of the five years in the period ended January 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2024 by correspondence with the custodian and transfer agent of the underlying funds; when replies were not received from the transfer agent, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

March 20, 2024

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Multi-Asset Allocation Funds 2024 Annual Report	73

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Franklin Multi-Asset Allocation Funds (the “Funds”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Franklin Templeton, 100 International Drive, 11th Floor, Baltimore, Maryland 21202.

Information pertaining to the Trustees and officers of the Funds is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Funds at 877-6LM-FUND/656-3863.

Independent Trustees†

Andrew L. Breech

Year of birth	1952
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during the past five years	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)
Number of funds in fund complex overseen by Trustee	55
Other board memberships held by Trustee during the past five years	None

Althea L. Duersten*

Year of birth	1951
Position(s) with Trust	Trustee and Chair of the Board
Term of office[1] and length of time served[2]	Since 2014 (Chair of the Board since 2021)
Principal occupation(s) during the past five years	Retired (since 2011); formerly, Chief Investment Officer, North America, JPMorgan Chase (investment bank) and member of JPMorgan Executive Committee (2007 to 2011)
Number of funds in fund complex overseen by Trustee	55
Other board memberships held by Trustee during the past five years	Formerly, Non-Executive Director, Rokos Capital Management LLP (2019 to 2020)

Stephen R. Gross

Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during the past five years	Chairman Emeritus (since 2011) and formerly, Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1979 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Partners, LLC (since 2014); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	55
Other board memberships held by Trustee during the past five years	None

Susan M. Heilbron

Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during the past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); Senior Vice President, New York State Urban Development Corporation (1984 to 1986); Associate, Cravath, Swaine & Moore LLP (1980 to 1984 and 1977 to 1979)
Number of funds in fund complex overseen by Trustee	55
Other board memberships held by Trustee during the past five years	None

74	Franklin Multi-Asset Allocation Funds

Independent Trustees† (cont’d)

Arnold L. Lehman

Year of birth	1944
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1982
Principal occupation(s) during the past five years	Senior Advisor, Phillips (auction house) (since 2015); formerly, Fellow, Ford Foundation (2015 to 2016); Director of the Brooklyn Museum (1997 to 2015)
Number of funds in fund complex overseen by Trustee	55
Other board memberships held by Trustee during the past five years	Trustee of American Federation of Arts (since 2002)

Robin J. W. Masters

Year of birth	1955
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during the past five years	Retired; formerly, Chief Investment Officer of ACE Limited (insurance) (1986 to 2000)
Number of funds in fund complex overseen by Trustee	55
Other board memberships held by Trustee during the past five years	Director of HSBC Corporate Money Funds Limited, HSBC Managed Portfolios Limited and HSBC Specialist Funds Limited (since 2020); formerly, Director of Cheyne Capital International Limited (investment advisory firm) (2005 to 2020)

Ken Miller

Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Retired; formerly, President, Young Stuff Apparel Group, Inc. (apparel manufacturer), division of Li & Fung (1963 to 2012)
Number of funds in fund complex overseen by Trustee	55
Other board memberships held by Trustee during the past five years	None

G. Peter O’Brien**

Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during the past five years	Retired, Trustee Emeritus of Colgate University (since 2005); Board Member, Hill House, Inc. (residential home care) (since 1999); formerly, Board Member, Bridges School (pre-school) (2006 to 2017); Managing Director, Equity Capital Markets Group of Merrill Lynch & Co. (1971 to 1999)
Number of funds in fund complex overseen by Trustee	Trustee of Franklin Templeton funds consisting of 55 portfolios; Director/Trustee of the Royce Family of Funds consisting of 16 portfolios
Other board memberships held by Trustee during the past five years	Formerly, Director of TICC Capital Corp. (2003 to 2017)

Thomas F. Schlafly

Year of birth	1948
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Chairman, The Saint Louis Brewery, LLC (brewery) (since 2012); formerly, President, The Saint Louis Brewery, Inc. (1989 to 2012); Senior Counsel (since 2017) and formerly, Partner (2009 to 2016), Thompson Coburn LLP (law firm)
Number of funds in fund complex overseen by Trustee	55
Other board memberships held by Trustee during the past five years	Director, CNB St. Louis Bank (since 2020); formerly, Director, Citizens National Bank of Greater St. Louis (2006 to 2020)

Franklin Multi-Asset Allocation Funds	75

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Interested Trustee and Officer

Jane Trust, CFA[3]

Year of birth	1962
Position(s) with Trust	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Vice President, Fund Board Management, Franklin Templeton (since 2020); Officer and/or Trustee/Director of 123 funds associated with FTFA or its affiliates (since 2015); President and Chief Executive Officer of FTFA (since 2015); formerly, Senior Managing Director (2018 to 2020) and Managing Director (2016 to 2018) of Legg Mason & Co., LLC (“Legg Mason & Co.”); and Senior Vice President of FTFA (2015)
Number of funds in fund complex overseen by Trustee	Trustee of Franklin Templeton funds consisting of 123 portfolios; Trustee of Putnam Family of Funds consisting of 105 portfolios
Other board memberships held by Trustee during the past five years	None

Additional Officers

Ted P. Becker Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of FTFA (since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Director of Global Compliance at Legg Mason, Inc. (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020)

Susan Kerr Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Senior Compliance Analyst, Franklin Templeton (since 2020); Chief Anti-Money Laundering Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer (since 2012), Senior Compliance Officer (since 2011) and Assistant Vice President (since 2010) of Franklin Distributors, LLC; formerly, Assistant Vice President of Legg Mason & Co. (2010 to 2020)

Marc A. De Oliveira Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1971
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Associate General Counsel of Franklin Templeton (since 2020); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Managing Director (2016 to 2020) and Associate General Counsel of Legg Mason & Co. (2005 to 2020)

76	Franklin Multi-Asset Allocation Funds

Additional Officers (cont’d)

Thomas C. Mandia Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Senior Associate General Counsel of Franklin Templeton (since 2020); Secretary of FTFA (since 2006); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers); formerly, Managing Director and Deputy General Counsel of Legg Mason & Co. (2005 to 2020)

Christopher Berarducci Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017
Year of birth	1974
Position(s) with Trust	Treasurer and Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2014 and 2019
Principal occupation(s) during the past five years	Vice President, Fund Administration and Reporting, Franklin Templeton (since 2020); Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain funds associated with Legg Mason & Co. or its affiliates; formerly, Managing Director (2020), Director (2015 to 2020), and Vice President (2011 to 2015) of Legg Mason & Co.

Jeanne M. Kelly Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	U.S. Fund Board Team Manager, Franklin Templeton (since 2020); Senior Vice President of certain funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of FTFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); formerly, Managing Director of Legg Mason & Co. (2005 to 2020); Senior Vice President of LMFAM (2013 to 2015)

FTFA, referenced above, was formerly known as LMPFA prior to November 30, 2023.

†	Trustees who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Funds, as defined in the 1940 Act, because of her position with FTFA and/or certain of its affiliates.

Franklin Multi-Asset Allocation Funds	77

Important tax information (unaudited)

By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.

The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended January 31, 2024:

	Pursuant to:	Growth	Moderate Growth	Conservative Growth	Defensive Growth
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$32,600,234	$12,971,184	$4,473,567	—
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$9,272,812	$4,985,349	$2,254,949	$577,023
Short-Term Capital Gain Dividends Distributed	§871(k)(2)(C)	$1,471,660	$877,921	$370,767	—

Under Section 853 of the Internal Revenue Code, the Funds intend to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended January 31, 2024:

	Growth	Moderate Growth	Conservative Growth	Defensive Growth
Foreign Taxes Paid	$279,753	$147,992	$63,144	$13,899

78	Franklin Multi-Asset Allocation Funds

Franklin

Multi-Asset Allocation Funds

Trustees

Andrew L. Breech

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien*

Chair

Thomas F. Schlafly

Jane Trust

Investment manager

Franklin Templeton Fund Adviser, LLC**

Subadviser

Franklin Advisers, Inc.

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

*	Effective February 7, 2024, Mr. O’Brien became Chair of the Board.
**	Formerly known as Legg Mason Partners Fund Advisor, LLC.

Franklin Multi-Asset Allocation Funds

Franklin Multi-Asset Growth Fund

Franklin Multi-Asset Moderate Growth Fund

Franklin Multi-Asset Conservative Growth Fund

Franklin Multi-Asset Defensive Growth Fund

The Funds are separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.

Franklin Multi-Asset Allocation Funds

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Funds at 877-6LM-FUND/656-3863.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Franklin Multi-Asset Allocation Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Funds. Please read the prospectuses carefully before investing.

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE ANNUAL REPORT

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD01278 3/24 SR24-4840

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending January 31, 2023 and January 31, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $97,291 in January 31, 2023 and $97,291 in January 31, 2024.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in January 31, 2023 and $0 in January 31, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $39,000 in January 31, 2023 and $43,000 in January 31, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Investment Trust., were $0 in January 31, 2023 and $0 in January 31, 2024.

All Other Fees. There were no other non-audit services rendered by the Auditor to Franklin Templeton Fund Adviser, LLC (“FTFA”), and any entity controlling, controlled by or under common control with FTFA that provided ongoing services to Legg Mason Partners Investment Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by FTFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Investment Trust, FTFA and any entity controlling, controlled by, or under common control with FTFA that provides ongoing services to Legg Mason Partners Investment Trust during the reporting period were $527,904 in January 31, 2023 and $529,406 in January 31, 2024.

(h) Yes. Legg Mason Partners Investment Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Investment Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Andrew L. Breech

Althea L. Duersten*

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

*	Effective February 7, 2024, Ms. Duersten retired from the Board.

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 14.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 25, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	March 25, 2024